UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04503

Aquila Municipal Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: March 31, 2016

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
SCHEDULE OF INVESTMENTS
June 30, 2016
(unaudited)

Principal Amount	General Obligation Bonds (5.5%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Henderson County, Kentucky
$330,000	3.000%, 11/01/20	Aa3/NR/NR	$354,206

	Lexington-Fayette Urban County, Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	4,072,536
4,175,000	4.250%, 05/01/23 NPFG Insured	Aa2/AA/NR	4,222,720
570,000	4.000%, 08/01/21 Series B	Aa2/AA/NR	652,194

	Rowan County, Kentucky
400,000	3.000%, 06/01/21 AGMC Insured	A1/AA/NR	432,392
645,000	3.000%, 06/01/22 AGMC Insured	A1/AA/NR	699,070
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	958,463
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	986,325

	Warren County, Kentucky
615,000	4.000%, 06/01/25	Aa2/AA-/NR	688,646
635,000	4.000%, 06/01/26	Aa2/AA-/NR	707,854
660,000	4.000%, 06/01/27	Aa2/AA-/NR	732,422
	Total General Obligation Bonds		14,506,828

	Revenue Bonds (72.7%)

	State Agency (17.4%)

	Kentucky Asset & Liability Commission Federal Highway Notes
1,000,000	5.000%, 09/01/22 Series A	A2/AA/A+	1,150,400
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,464,120
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,469,580
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,249,750

	Kentucky Economic Development Finance Authority Louisville Arena Project
2,500,000	5.750%, 12/01/28 AGC Insured	A3/AA/NR	2,669,750

	Kentucky Higher Education Student Loan
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	459,544
1,235,000	3.750%, 06/01/26 Senior Series A AMT	NR/A/A	1,262,121

	Kentucky Rural Water Finance Corp.
355,000	4.600%, 02/01/25	NR/A+/NR	374,394
205,000	4.250%, 08/01/19 NPFG Insured	A3/AA-/NR	205,461
210,000	4.250%, 08/01/20 NPFG Insured	A3/AA-/NR	210,470
200,000	4.375%, 08/01/22 NPFG Insured	A3/AA-/NR	200,462
240,000	4.500%, 08/01/23 NPFG Insured	A3/AA-/NR	240,593
255,000	4.500%, 08/01/24 NPFG Insured	A3/AA-/NR	255,630
290,000	4.500%, 08/01/27 NPFG Insured	A3/AA-/NR	290,696
245,000	4.600%, 08/01/28 NPFG Insured	A3/AA-/NR	245,581
315,000	4.625%, 08/01/29 NPFG Insured	A3/AA-/NR	315,725
375,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	410,168
305,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	333,182
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	484,029
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	497,957
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	513,779
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	540,588

	Kentucky State Office Building COP
1,640,000	5.000%, 06/15/34	Aa3/NR/NR	1,987,155

	Kentucky State Property and Buildings Commission
1,020,000	5.000%, 11/01/20	Aa3/A/A+	1,113,789
1,000,000	5.000%, 10/01/25	Aa3/A/A+	1,217,690
625,000	4.000%, 04/01/26 Project 105	A1/A/A+	703,813
655,000	4.000%, 04/01/27 Project 105	A1/A/A+	732,336
1,500,000	5.000%, 10/01/29 Project 106	Aa3/A/A+	1,797,240
3,000,000	5.000%, 08/01/33 Project 108	Aa3/A/A+	3,615,990
5,000,000	5.000%, 08/01/32 Project 110	Aa3/A/A+	6,049,250
2,500,000	5.000%, 02/01/31 Project 112	Aa3/A/A+	3,055,150
845,000	3.000%, 04/01/20 Project 113	A1/A/A+	902,637
875,000	3.000%, 04/01/21 Project 113	A1/A/A+	942,261
895,000	3.000%, 04/01/22 Project 113	A1/A/A+	967,486
1,055,000	2.500%, 10/01/21 Project 114	Aa3/A/A+	1,111,200
1,510,000	3.000%, 10/01/22 Project 114	Aa3/A/A+	1,635,904
1,400,000	4.000%, 10/01/30 Project 114	Aa3/A/A+	1,594,012
870,000	4.000%, 10/01/31 Project 114	Aa3/A/A+	984,666
170,000	5.375%, 11/01/23 Unrefunded balance	Aa3/A/NR	187,049
85,000	5.500%, 11/01/28 Unrefunded balance	Aa3/A/NR	93,726
320,000	5.250%, 02/01/28 Unrefunded balance AGC Insured	NR/AA/NR	352,864
340,000	5.000%, 02/01/29 Unrefunded balance AGC Insured	NR/AA/NR	371,776

	Total State Agency		46,259,974

	Airports (5.6%)

	Kenton County, Kentucky Airport Board Airport Revenue
1,300,000	5.000%, 03/01/23 NPFG Insured AMT	A2/AA-/A+	1,303,900

	Lexington-Fayette Urban County Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,851,741
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	475,580
1,350,000	5.000%, 07/01/30 2012 Series A AMT	Aa2/AA/NR	1,602,545
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	888,893

	Louisville, Kentucky Regional Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A+/A+	2,528,857
2,325,000	5.000%, 07/01/26 AMT	NR/A+/A+	2,835,547
2,895,000	5.000%, 07/01/27 Series A AMT	NR/A+/A+	3,483,351

	Total Airports		14,970,414

	Higher Education (5.5%)

	Boyle County, Kentucky College Refunding & Improvement
1,035,000	4.500%, 06/01/22 AGC Insured	A3/AA/NR	1,067,375
200,000	4.625%, 06/01/24 AGC Insured	A3/AA/NR	206,442

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	Aa3/A/NR	1,378,900
870,000	4.500%, 04/01/32 Series A	Aa3/NR/NR	1,028,227

	Kentucky Bond Development Corp. Industrial Building Revenue Refunding, City of Paris (Transylvania University Project)
380,000	3.000%, 03/01/20 Series D	NR/A-/NR	403,811
390,000	3.000%, 03/01/21 Series D	NR/A-/NR	418,922
400,000	3.000%, 03/01/22 Series D	NR/A-/NR	427,608

	Lexington-Fayette, Kentucky Urban County Government Transylvania University Project
1,390,000	4.500%, 03/01/29	NR/A-/NR	1,552,144

	Morehead State University, Kentucky General Receipts
1,000,000	5.000%, 04/01/29 Series A	Aa3/NR/NR	1,242,060
1,000,000	4.000%, 04/01/31 Series A	Aa3/NR/NR	1,143,180

	Murray State University Project, Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	Aa3/NR/NR	2,158,155

	University of Kentucky General Receipts
2,000,000	4.000%, 04/01/33	Aa2/AA/NR	2,279,540

	University of Louisville, Kentucky General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	Aa3/AA-/NR	1,173,450

	Total Higher Education		14,479,814

	Hospital (15.9%)

	City of Ashland, Kentucky, Medical Center (Ashland Hospital Corp.)
2,000,000	5.000%, 02/01/22 Series B	Baa2/BBB/A-	2,186,160
2,535,000	5.000%, 02/01/23 Series B	Baa2/BBB/A-	2,761,857

	Hardin County, Kentucky, Hardin Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured	A2/AA/NR	886,461
675,000	5.500%, 08/01/23 AGMC Insured	A2/AA/NR	831,013
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	605,525

	Kentucky Bond Development Corp. Hospital Facilities Revenue Refunding (St. Elizabeth Medical Center, Inc.)
1,810,000	4.000%, 05/01/32	NR/AA/AA	2,060,269

	Kentucky Economic Development Finance Authority, Baptist Healthcare System
4,795,000	5.375%, 08/15/24	A3/NR/A+	5,219,933

	Kentucky Economic Development Finance Authority, Catholic Health
2,500,000	2.700%, 05/01/39 Series B	A3/A-/A+	2,623,250

	Kentucky Economic Development Finance Authority, Kings Daughter Medical Center
1,000,000	5.000%, 02/01/30	Baa2/BBB/A-	1,067,200

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
6,980,000	5.000%, 10/01/26	NR/A-/A	7,060,549
1,100,000	5.000%, 10/01/30	NR/A-/A	1,111,891

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/A-/NR	781,409

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/A-/NR	1,043,741

	Louisville & Jefferson County, Kentucky Metropolitan Government Revenue Refunding, Catholic Health Initiatives
1,000,000	5.000%, 12/01/30	A3/A-/A+	1,153,580

	Louisville & Jefferson County, Kentucky Metropolitan Government, Catholic Health Initiatives
2,365,000	5.000%, 12/01/35 Series 2012A	A3/A-/A+	2,691,725

	Russell, Kentucky Bon Secours Health System
3,100,000	5.000%, 11/01/26 Series 2013	A2/A-/A	3,689,961

	Warren County, Kentucky, Warren County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,805,228
680,000	4.000%, 10/01/29	NR/A+/NR	737,310

	Total Hospital		42,317,062

	Housing (1.4%)

	Kentucky Housing Corporation Housing Revenue
65,000	4.500%, 07/01/25	Aaa/AAA/NR	65,901
600,000	4.750%, 07/01/26	Aaa/AAA/NR	640,956
1,570,000	4.800%, 07/01/22 AMT	Aaa/AAA/NR	1,602,923

	Kentucky Housing Multifamily Mortgage Revenue
1,310,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,318,502

	Total Housing		3,628,282

	Local Public Property (6.0%)

	Boyd County, Kentucky Capital Projects Corp., Revenue Refunding, First Mortgage, Court Facilities Project
655,000	3.000%, 08/01/21	Aa3/NR/NR	705,108

	Jefferson County, Kentucky Capital Projects
1,575,000	4.250%, 06/01/23 AGMC Insured	Aa3/NR/AA+	1,619,872
1,950,000	4.375%, 06/01/24 AGMC Insured	Aa3/NR/AA+	2,007,545
1,640,000	4.375%, 06/01/28 AGMC Insured	Aa3/NR/AA+	1,686,904
2,060,000	4.375%, 06/01/26 Series A AGMC Insured	Aa3/NR/AA+	2,120,420
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	Aa3/NR/AA+	1,100,891

	Kentucky Association of Counties Finance Corp. Financing Program
1,145,000	4.250%, 02/01/24	NR/AA-/NR	1,276,526
515,000	4.000%, 02/01/25	NR/AA-/NR	579,725
315,000	5.375%, 02/01/27	NR/AA-/NR	371,152
330,000	5.375%, 02/01/28	NR/AA-/NR	388,664
315,000	3.000%, 02/01/21 Series B	NR/AA-/NR	337,519
350,000	4.000%, 02/01/22 Series B	NR/AA-/NR	396,781

	Kentucky Bond Corp. Financing Program
915,000	5.125%, 02/01/28	NR/AA-/NR	1,064,026

	Lexington-Fayette Urban County, Kentucky Public Facilities
500,000	4.125%, 10/01/23 NPFG Insured	Aa3/NR/NR	503,765
500,000	4.250%, 10/01/26 NPFG Insured	Aa3/NR/NR	503,910

	River City Parking Authority of River City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa2/AA/NR	1,177,880

	Total Local Public Property		15,840,688

	School Building (8.8%)

	Bullitt County, Kentucky School District Finance Corp.
1,145,000	4.500%, 04/01/27	Aa3/NR/NR	1,211,742
1,200,000	4.500%, 04/01/28	Aa3/NR/NR	1,269,312

	Campbell County, Kentucky School District Finance Corp. School Building
340,000	3.500%, 08/01/22	Aa3/NR/NR	371,158

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/A+/NR	3,676,110
515,000	4.000%, 08/01/33 Series 2015 D	Aa3/A+/NR	572,474
1,000,000	5.000%, 10/01/27 Series A	A1/A+/NR	1,193,710
750,000	4.250%, 06/01/29 Series A	A1/A+/NR	827,685

	Franklin County, Kentucky School District Finance Corp.
1,560,000	4.000%, 06/01/29	Aa3/NR/NR	1,728,293
1,135,000	4.000%, 04/01/24 Second Series	Aa3/NR/NR	1,309,234

	Jefferson County, Kentucky School District Finance Corp.
1,975,000	3.000%, 07/01/22 Series A	Aa3/AA-/NR	2,168,945
805,000	5.000%, 04/01/28 Series A	Aa2/AA-/NR	998,393
1,075,000	4.500%, 04/01/32 Series A	Aa2/AA-/NR	1,256,546
4,000,000	4.000%, 07/01/26 Series B	Aa2/AA-/NR	4,535,920

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	Aa3/NR/NR	646,990
615,000	4.000%, 04/01/34 Series 2016	Aa3/NR/NR	689,747

	Oldham County, Kentucky School District Finance Corp.
1,000,000	4.500%, 09/01/27 NPFG Insured	Aa3/NR/NR	1,036,130

	Total School Building		23,492,389

	Turnpike/Highway (4.6%)

	Kentucky State Turnpike Authority
5,000,000	5.000%, 07/01/29 Series A	Aa2/AA-/A+	5,947,850
4,030,000	5.000%, 07/01/30 Series A	Aa2/AA-/A+	5,001,149
1,000,000	5.000%, 07/01/30 Series A	Aa2/AA-/A+	1,187,690

	Total Turnpike/Highway		12,136,689

	Utilities (7.5%)

	Campbell & Kenton Counties, Kentucky (Sanitation District)
2,370,000	4.000%, 08/01/27	Aa2/AA/NR	2,610,934
1,695,000	4.300%, 08/01/24 NPFG Insured	Aa2/AA/NR	1,699,153
300,000	4.300%, 08/01/27 NPFG Insured	Aa2/AA/NR	300,699
1,450,000	4.300%, 08/01/28 NPFG Insured	Aa2/AA/NR	1,452,886

	Kentucky State Municipal Power Agency, Prairie St. Project
1,000,000	5.000%, 09/01/23 AGMC Insured	A2/AA/NR	1,147,780

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	591,750
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,286,106

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa3/NR/NR	1,183,390
1,825,000	6.000%, 02/01/28 AGMC Insured	Aa3/NR/NR	2,018,979

	Owensboro, Kentucky Electric, Light and Power
1,000,000	5.000%, 01/01/21 AGMC Insured	A2/AA/NR	1,125,340
3,500,000	5.000%, 01/01/26 AGMC Insured Series B	A2/AA/NR	3,938,690

	Owensboro, Kentucky Water Revenue
500,000	5.000%, 09/15/27 AGC Insured	A1/NR/NR	542,560

	Owensboro-Daviess County, Kentucky Regional Water Resource Agency Wastewater Refunding & Improvement
930,000	4.375%, 01/01/27 Series A Syncora Guarantee, Inc. Insured	NR/A+/NR	944,675

	Total Utilities		19,842,942

	Total Revenue Bonds		192,968,254

	Pre-Refunded Bonds (20.5%)††

	Pre-Refunded General Obligation Bonds (0.4%)

	Louisville & Jefferson County, Kentucky
955,000	4.200%, 11/01/22 NPFG Insured	Aa1/AA+/AAA	966,384

	Pre-Refunded Revenue Bonds (20.1%)

	State Agency (5.8%)

	Kentucky Asset & Liability Commission University of Kentucky Project
500,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	527,495
750,000	5.000%, 10/01/26 Series B	Aa2/AA/NR	791,243
1,000,000	5.000%, 10/01/27 Series B	Aa2/AA/NR	1,054,990

	Kentucky State Property and Buildings Commission
1,205,000	5.375%, 11/01/23 Project 90	NR/NR/NR	1,333,489
665,000	5.500%, 11/01/28 Project 90	NR/NR/NR	737,818
2,820,000	5.750%, 04/01/24 Project 91	A1/A/A+	3,068,893
2,625,000	5.750%, 04/01/29 Project 91	A1/A/A+	2,856,683
2,480,000	5.250%, 02/01/28 Project 93 AGC Insured	NR/AA/NR	2,766,167
2,160,000	5.000%, 02/01/29 Project 93 AGC Insured	NR/AA/NR	2,395,505

	Total State Agency		15,532,283

	Airports (0.8%)

	Louisville, Kentucky Regional Airport Authority
1,060,000	5.000%, 07/01/18 AMT	NR/A+/A+	1,146,231
1,000,000	5.250%, 07/01/23 AGMC Insured AMT	NR/NR/A+	1,085,230

	Total Airports		2,231,461

	Higher Education (4.0%)

	Murray State University Project, Kentucky General Receipts
745,000	4.500%, 09/01/23 AMBAC Insured	Aa3/A/NR	778,503

	University of Kentucky General Receipts
885,000	4.500%, 10/01/22 Syncora Guarantee, Inc. Insured	Aa2/AA/NR	893,425
1,545,000	4.500%, 10/01/23 Syncora Guarantee, Inc. Insured	Aa2/AA/NR	1,559,708
1,625,000	4.500%, 10/01/25 Syncora Guarantee, Inc. Insured	Aa2/AA/NR	1,640,470
1,010,000	4.500%, 10/01/26 Syncora Guarantee, Inc. Insured	Aa2/AA/NR	1,019,615

	Western Kentucky University General Receipts
2,000,000	4.200%, 09/01/25 Series A NPFG Insured	Aa3/AA-/NR	2,083,040
2,475,000	4.200%, 09/01/26 Series A NPFG Insured	Aa3/AA-/NR	2,577,762

	Total Higher Education		10,552,523

	Local Public Property (0.5%)

	Grant County, Kentucky Public Property Corp. Justice Center Project
1,000,000	4.500%, 12/01/24	Aa3/NR/NR	1,054,540

	Laurel County, Kentucky Public Property Corp. Justice Center Project
250,000	4.625%, 03/01/28	Aa3/NR/NR	266,395

	Total Local Public Property		1,320,935

	School Building (5.5%)

	Barren County, Kentucky School Building Revenue
1,265,000	4.250%, 08/01/25 AGC Insured	Aa3/NR/NR	1,268,327
1,670,000	4.375%, 08/01/26 AGC Insured	Aa3/NR/NR	1,674,526

	Boone County, Kentucky School District Finance Corp. School Building Revenue
1,580,000	4.500%, 08/01/23 AGMC Insured	Aa3/NR/NR	1,584,424
1,250,000	4.125%, 03/01/25 AGMC Insured	Aa3/NR/NR	1,279,150

	Kenton County, Kentucky School District Finance Corp.
590,000	4.250%, 10/01/22 AGMC Insured	Aa3/NR/NR	595,269

	Larue County, Kentucky School District Finance Corp.
270,000	4.500%, 07/01/21 NPFG Insured	Aa3/NR/NR	270,000
470,000	4.500%, 07/01/22 NPFG Insured	Aa3/NR/NR	470,000
785,000	4.500%, 07/01/23 NPFG Insured	Aa3/NR/NR	785,000

	Magoffin County, Kentucky School District
375,000	4.250%, 08/01/23 AMBAC Insured	Aa3/NR/NR	375,930
475,000	4.250%, 08/01/25 AMBAC Insured	Aa3/NR/NR	476,178

	Ohio County, Kentucky School Building Revenue
790,000	4.500%, 05/01/24	Aa3/NR/NR	845,063
325,000	4.500%, 05/01/25	Aa3/NR/NR	347,653

	Owensboro, Kentucky Independent School District Finance Corp. School Building Revenue
890,000	4.375%, 09/01/24	Aa3/NR/NR	960,355

	Pendleton County, Kentucky School District Finance Corp. School Building Revenue
730,000	4.000%, 02/01/23 NPFG Insured	Aa3/NR/NR	744,381

	Pike County, Kentucky School Building Revenue
1,355,000	4.375%, 10/01/26 NPFG Insured	Aa3/NR/NR	1,418,238

	Spencer County, Kentucky School District Finance Corp., School Building Revenue
1,000,000	4.500%, 08/01/27 AGMC Insured	Aa3/NR/NR	1,041,730

	Warren County, Kentucky School District Finance Corp.
500,000	4.375%, 04/01/27 AGMC Insured	Aa3/NR/NR	532,275

	Total School Building		14,668,499

	Turnpike/Highway (3.5%)

	Kentucky State Turnpike Authority
3,500,000	5.000%, 07/01/25	Aa2/AA-/A+	3,938,445
1,000,000	5.000%, 07/01/25	Aa2/AA-/A+	1,085,490
2,750,000	5.000%, 07/01/27	Aa2/AA-/A+	2,985,098
1,100,000	5.000%, 07/01/28	Aa2/AA-/A+	1,194,039

	Total Turnpike/Highway		9,203,072

	Total Pre-Refunded Revenue Bonds		53,508,773

	Total Pre-Refunded Bonds		54,475,157

	Total Municipal Bonds (cost $247,548,693)		261,950,239

Shares	Short-Term Investment (1.0%)

2,688,313	Dreyfus Tax Exempt Cash Management, Institutional Shares, 0.21%** (cost $2,688,313)	NR/Aaam/NR	2,688,313

	Total Investments (cost $250,237,006-note b)	99.7%	264,638,552
	Other assets less liabilities	0.3	906,176
	Net Assets	100.0%	$265,544,728

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P	0.9%
	Pre-refunded bonds††	20.8
	Aa of Moody's or AA of S&P or Fitch	54.1
	A of Moody's or S&P or Fitch	23.7
	Not Rated*	0.5
		100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY
NOTES TO FINANCIAL STATEMENTS
June 30, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $250,183,099 amounted to of $14,455,453, which consisted of aggregate gross unrealized appreciation of $14,455,453 and aggregate gross unrealized depreciation of $0.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2016:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$2,688,313
Level 2 – Other Significant Observable Inputs- Municipal Bonds	261,950,239
Level 3 – Significant Unobservable Inputs	-
Total	$264,638,552
+See schedule of investments for a detailed listing of securities.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2016
(unaudited)

Principal Amount	General Obligation Bonds (28.6%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,196,832

	Bristol, Rhode Island
2,200,000	4.000%, 02/15/26 AGC Insured	Aa2/AA+/NR	2,370,082
2,000,000	4.375%, 02/15/29 AGC Insured	Aa2/AA+/NR	2,168,480

	Coventry, Rhode Island
500,000	3.375%, 11/01/21 AGMC Insured	A1/NR/NR	547,485
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,794,438

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,558,558
750,000	4.300%, 07/01/30 AGMC Insured Series 2010 A	A1/AA/AA+	825,458
1,515,000	4.250%, 07/15/24 BAM Insured Series B	A1/AA/AA+	1,776,368
1,570,000	4.250%, 07/15/25 BAM Insured Series B	A1/AA/AA+	1,863,213

	Cumberland, Rhode Island
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AA/NR	1,038,520
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AA/NR	639,840
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA/NR	578,910
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA/NR	582,375

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,775,825

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	556,100

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A3/AA-/NR	1,094,460
1,020,000	3.700%, 06/01/33 Series A	A3/AA-/NR	1,101,172

	Lincoln, Rhode Island
2,245,000	3.500%, 08/01/24 Series A	Aa2/NR/AA	2,572,164
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AA	2,570,387

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,172,785

	North Kingstown, Rhode Island
1,040,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	1,135,118

	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	927,531

	Pawtucket, Rhode Island
1,950,000	4.500%, 07/15/26 AGC Insured	A3/NR/NR	2,132,676
1,500,000	4.750%, 07/15/29 AGC Insured	A3/NR/NR	1,645,515
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/NR	1,143,118

	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,668,315
1,500,000	5.000%, 01/15/26 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,660,170
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA/BBB-	1,022,063
2,510,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA/BBB-	2,642,101
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA/BBB-	1,050,190
500,000	4.000%, 07/15/19 Series A Refunding	Baa1/BBB/NR	539,760

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,322,840
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,481,423
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	2,079,460
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	2,061,880
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,338,014
1,750,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,835,085
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,821,480
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,483,000
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,533,600

	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,126,009

	Warwick, Rhode Island
1,000,000	4.000%, 08/01/16 AGMC Insured Series 2008	A1/AA/NR	1,002,800
1,015,000	4.000%, 08/01/17 AGMC Insured Series 2008	A1/AA/NR	1,050,292
2,000,000	4.000%, 08/01/22 AGMC Insured Series 2015 B	NR/AA/NR	2,291,520

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,325,588

	West Warwick, Rhode Island
1,900,000	4.625%, 04/01/26 AGC Insured	A3/NR/NR	2,083,787
1,000,000	4.750%, 04/01/29 AGC Insured	A3/NR/NR	1,087,910
795,000	5.000%, 10/01/32 BAMI Series A	Baa2/AA/NR	966,028

	Total General Obligation Bonds		74,240,725

	Revenue Bonds (65.1%)

	Development (5.4%)

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 AGMC Insured Series A	A2/AA/NR	2,056,438

	Rhode Island Certificates of Participation (Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC Insured	Aa3/AA/AA-	1,040,030

	Rhode Island Convention Center Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	Aa3/AA-/AA-	9,253,520
1,500,000	5.500%, 05/15/27 AGC Insured Series A	Aa3/AA/AA-	1,692,900

	Total Development		14,042,888

	Higher Education (9.5%)

	Rhode Island Health and Education Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,288,583
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,676,640
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,170,210
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,664,343

	Rhode Island Health and Education Building Corp., Higher Educational Facilities
2,500,000	5.000%, 09/15/30 AGMC Insured	A2/NR/NR	2,858,525

	Rhode Island Health and Education Building Corp., Johnson & Wales University
785,000	5.500%, 04/01/17 Series 1999 A NPFG Insured	NR/AA-/NR	811,478

	Rhode Island Health and Educational Building Corp., Higher Education Facility, New England Institute of Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/A-/A+	1,387,263

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,892,658

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,156,900
2,000,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,152,260
1,000,000	3.500%, 08/15/30 AGMC Insured Series B	A1/AA/NR	1,053,980

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	A1/AA/NR	2,291,200

	Rhode Island Health and Educational Building Corp., University of Rhode Island
1,000,000	4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured	Aa3/A+/NR	1,002,760

	Rhode Island Health and Education Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,096,190

	Total Higher Education		24,502,990

	Hospital (3.9%)

	Rhode Island Health & Education Building Corp., Hospital Financing, Care New England
500,000	5.000%, 09/01/20 Series 2013 A	NR/BB/BBB	543,030
500,000	5.000%, 09/01/22 Series 2013 A	NR/BB/BBB	547,250

	Rhode Island Health & Education Building Corp., Lifespan Obligation
1,500,000	5.250%, 05/15/26 NPFG Insured	A3/AA-/NR	1,504,485
2,500,000	5.000%, 05/15/20 Series A AGMC Insured	A2/AA/NR	2,508,250
5,000,000	5.000%, 05/15/26 Series A AGMC Insured	A2/AA/NR	5,014,200

	Total Hospital		10,117,215

	Housing (7.1%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
2,485,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	2,649,134
115,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	119,043
1,505,000	4.050%, 10/01/26 2011 Series 4	Aa2/NR/NR	1,614,459
1,250,000	3.050%, 10/01/28 Series 5	Aa2/NR/NR	1,278,425
985,000	3.350%, 10/01/33 Series 5	Aa2/NR/NR	1,011,654
2,185,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	2,248,605

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,735,525
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,188,440
985,000	3.150%, 10/01/31 Series 2016 1B	Aa2/NR/NR	1,020,046
1,405,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,458,713
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,049,230
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,040,020

	Total Housing		18,413,294

	Public School (22.3%)

	Rhode Island Certificates of Participation (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGC Insured	Aa3/AA/AA-	1,121,430
500,000	5.625%, 04/01/29 Series C 2009 AGC Insured	Aa3/AA/AA-	562,110

	Rhode Island Health and Education Building Corp., Public School Financing Program
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,594,395
2,000,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	2,133,920
3,000,000	4.500%, 05/15/25 Series A AGMC Insured	Aa3/NR/NR	3,204,900
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	2,135,040
475,000	5.000%, 05/15/20 Series 2007 A AGMC Insured	Aa3/NR/NR	492,865
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	A2/AA/NR	1,031,630
500,000	5.000%, 05/15/17 Series 2008 A AGMC Insured	Aa3/NR/NR	518,540
1,125,000	5.000%, 05/15/24 Series 2008 B	A1/NR/NR	1,209,364

	Rhode Island Health and Education Building Corp., Public School Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	992,836
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	2,013,197

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,171,060

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	A1/AA/NR	1,071,650
1,000,000	4.000%, 05/15/33 AGMC Insured	A1/AA/NR	1,078,980

	Rhode Island Health and Education Building Corp., Public School Financing Program, East Greenwich
1,150,000	3.125%, 05/15/28	Aa1/AA+/NR	1,215,941
1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	1,061,360
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,066,500

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,058,690

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,908,425

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013 C	NR/AA+/NR	1,130,100

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,641,795

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
1,000,000	4.000%, 11/15/20 Series 2013 I	A1/A/NR	1,105,970
1,100,000	4.500%, 11/15/22 Series 2013 I	A1/A/NR	1,289,926

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 BAMI Series 2015 B	NR/AA/NR	1,329,565

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	A1/NR/NR	1,787,461

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
3,000,000	3.500%, 05/15/24 AGMC Insured Series 2015 A	A1/AA/NR	3,316,470
3,000,000	3.750%, 05/15/27 AGMC Insured Series 2015 A	A1/AA/NR	3,344,220
3,000,000	4.000%, 05/15/28 AGMC Insured Series 2015 A	A1/AA/NR	3,398,850
2,760,000	4.000%, 05/15/30 AGMC Insured Series 2015 B	A1/AA/NR	3,101,081

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
2,000,000	4.500%, 05/15/22 Series 2013 A	A1/NR/NR	2,313,380
2,000,000	4.500%, 05/15/23 Series 2013 A	A1/NR/NR	2,352,540
2,000,000	4.500%, 05/15/24 Series 2013 A	A1/NR/NR	2,334,260

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
800,000	3.500%, 05/15/26 Series B MAC Insured	NR/AA/NR	901,728

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of West Warwick
935,000	4.000%, 05/15/21	A1/NR/NR	1,032,100
745,000	3.000%, 11/15/21	A1/NR/NR	788,113

	Total Public School		57,810,392

	Student Loan (0.4%)

	State of Rhode Island Student Loan Authority
1,000,000	4.750%, 12/01/23 Senior Series 2010 B	NR/AA/AA	1,041,520

	Transportation (5.0%)

	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 Series D	Baa1/BBB+/BBB+	761,784
515,000	5.000%, 07/01/37 Series D	Baa1/BBB+/BBB+	617,573

	Rhode Island State Commerce Corp., Grant Anticipation (Rhode Island Department of Transportation)
1,850,000	4.000%, 06/15/24	A2/AA-/NR	2,155,861

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/BBB+/BBB+	1,169,810
2,000,000	4.000%, 07/01/24 Series B	Baa1/BBB+/BBB+	2,206,040
540,000	4.625%, 07/01/26 AGC Insured Series B	A3/AA/BBB+	575,969
1,000,000	5.000%, 07/01/18 AGC Insured Series C	A3/AA/BBB+	1,063,970

	Rhode Island State Economic Development Corp., Motor Fuel Tax (Rhode Island Department of Transportation)
2,385,000	4.700%, 06/15/23 Series 2003 A AMBAC Insured	A3/A+/A	2,392,250
1,000,000	4.000%, 06/15/18 Series 2006 A AMBAC Insured	A3/A+/A	1,002,260

	Rhode Island State Economic Development Corp., (Rhode Island Airport Corp. Intermodal Facility Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured	Baa1/BBB+/NR	1,002,470

	Total Transportation		12,947,987

	Turnpike/Highway (3.9%)

	Rhode Island State Turnpike & Bridge Authority
500,000	4.125%, 12/01/23 Series 2010 A	NR/A-/A	556,165
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,815,168
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,292,100
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,140,770

	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,447,638
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,700,265
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,126,120

	Total Turnpike/Highway		10,078,226

	Water and Sewer (7.6%)

	Narragansett, Rhode Island Bay Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,603,415

	Rhode Island Clean Water Protection Finance Agency
1,545,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	1,549,743
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	501,425

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
310,000	5.000%, 10/01/18 Series B NPFG Insured	Aaa/AAA/NR	311,004
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	4,778,580

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,232,701
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,093,330
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,089,850

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 NPFG Insured Series 2015	A3/AA-/NR	2,118,229

	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	3,012,029

	Rhode Island Infrastructure Bank Water, Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	543,725

	Total Water and Sewer		19,834,031

	Total Revenue Bonds		168,788,543

	Pre-Refunded\ Escrowed to Maturity Bonds (5.1%)††

	Pre-Refunded General Obligation Bonds (1.8%)

	Cranston, Rhode Island
2,455,000	4.625%, 07/01/25 AGMC Insured	A1/AA/NR	2,646,760
990,000	4.750%, 07/01/28 AGMC Insured	A1/AA/NR	1,069,764

	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa2/NR/AA	1,002,760

	Total Pre-Refunded General Obligation Bonds		4,719,284

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (3.3%)

	Public School (2.0%)

	Providence, Rhode Island Public Building Authority, School Projects
3,000,000	4.500%, 05/15/27 Series 2007 B AGMC Insured	A2/AA/NR	3,099,720
2,000,000	4.500%, 05/15/28 Series 2007 C AGMC Insured	A2/AA/NR	2,066,480

	Rhode Island Health and Education Building Corp., Public School Financing Program
25,000	5.000%, 05/15/20 Series 2007 A AGMC Insured	Aa3/NR/NR	25,949

	Total Public School		5,192,149

	Transportation (0.7%)

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGC Insured	A2/AA/NR	1,696,485

	Water and Sewer (0.4%)

	Narragansett, Rhode Island Bay Commission Wastewater System
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG Insured	NR/AA-/NR	1,025,380

	Other Revenue (0.2%)

	State of Rhode Island Depositors Economic Protection Corp.
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	305,920
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/AA-/NR	278,189

	Total Other Revenue		584,109

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		8,498,123

	Total Pre-Refunded\ Escrowed to Maturity Bonds		13,217,407

	Total Municipal Bonds (cost $240,569,181)		256,246,675

Shares	Short-Term Investment (1.0%)

2,478,839	Dreyfus Tax Exempt Cash Management, Institutional Shares, 0.21%** (cost $2,478,839)	NR/Aaam/NR	2,478,839

	Total Investments (cost $243,048,020-note b)	99.8%	258,725,514
	Other assets less liabilities	0.2	481,435
	Net Assets	100.0%	$259,206,949

Percent of
Investments †
Portfolio Distribution By Quality Rating
Aaa of Moody's or AAA of S&P or Fitch	8.2%
Pre-refunded bonds\ ETM bonds††	5.1
Aa of Moody's or AA of S&P or Fitch	61.7
A of Moody's or S&P or Fitch	22.1
Baa of Moody's or BBB of S&P or Fitch	2.9
100.0%

PORTFOLIO ABBREVIATIONS:

AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMI - Build America Mutual Insurance
CIFG - CDC IXIS Financial Guaranty
ETM - Escrowed to Maturity
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

** The rate is an annualized seven-day yield at period end.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.  Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date.  Escrowed to Maturity are shown as ETM.  All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $243,011,094 amounted to $15,714,420, which consisted of aggregate gross unrealized appreciation of $15,716,976 and aggregate gross unrealized depreciation of $2,556.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2016:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$2,478,839
Level 2 – Other Significant Observable Inputs-Municipal Bonds	256,246,675
Level 3 – Significant Unobservable Inputs	-
Total	$258,725,514

 +See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
June 30, 2016
(unaudited)

Amount	General Obligation Bonds (19.1%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City and County (6.3%)

	Bexar County, Texas
$2,000,000	4.000%, 06/15/31†††	Aaa/AAA/AAA	$2,324,220

	Carson City, Nevada
1,000,000	5.000%, 05/01/28	A1/AA-/NR	1,214,380

	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA/NR	2,579,432
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA/NR	1,138,180
2,000,000	5.000%, 11/01/28 AGMC/AMBAC Insured	Aa1/AA/AA	2,029,660

	Fort Bend County, Texas
1,000,000	4.500%, 03/01/35 Series B	Aa1/NR/AA+	1,189,440

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA/NR	1,196,070
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA/NR	932,288
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA/NR	919,230

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa3/AA/NR	1,102,580
1,000,000	5.000%, 03/01/33	Aa3/AA/NR	1,241,300

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,226,200

	Orem, Utah Refunding
690,000	0.250%, 12/01/16	NR/AA/AA+	689,144
900,000	0.250%, 12/01/17	NR/AA/AA+	896,103

	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/AA-	1,245,760

	Reno, Nevada, Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/A-/NR	1,193,930

	San Angelo, Texas Certificates of Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	3,152,432

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,352,980

	Total City and County		26,623,329

	Hospital (0.3%)

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,169,420

	Total Hospital		1,169,420

	Local Public Property (0.6%)

	Coral Canyon, Utah Special Service District
25,000	4.850%, 07/15/17 (unrefunded balance)	NR/NR/NR*	25,027

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,227,640

	Missouri City, Texas Refunding
1,235,000	4.000%, 06/15/32	Aa2/NR/NR	1,399,490

	Total Local Public Property		2,652,157

	Public Schools (9.3%)

	Aldine, Texas Independent School District
1,000,000	4.000%, 02/15/37 PSF Guaranteed	Aaa/AAA/NR	1,121,270

	Brownsboro, Texas Independent School District
490,000	zero coupon, 08/15/16 PSF Guaranteed	NR/AAA/NR	489,735

	Clark County, Nevada School District Limited Tax
2,000,000	4.000%, 06/15/30 Series D	A1/AA-/NR	2,288,880

	Cleburne, Texas Independent School District
1,000,000	5.000%, 02/15/26 PSF Guaranteed†††	Aaa/NR/NR	1,189,910

	Crowley, Texas Independent School District
1,000,000	4.000%, 08/01/35 Series A PSF Guaranteed	Aaa/NR/NR	1,137,560

	Davis County, Utah School District School Board Guaranty Program
4,395,000	4.000%, 06/01/25 Series B	Aaa/NR/NR	5,282,394

	Duchesne County, Utah School District School Building, School Board Guaranty Program
3,500,000	4.000%, 06/01/32	Aaa/NR/NR	4,026,015

	Eagle Pass, Texas Independent School District
2,580,000	4.000%, 08/15/35 PSF Guaranteed	NR/AAA/AAA	2,916,355
2,685,000	4.000%, 08/15/36 PSF Guaranteed	NR/AAA/AAA	3,022,290

	Forney, Texas Independent School District Capital Appreciation Refunding
1,000,000	zero coupon, 08/15/39 AGMC Insured	NR/AA/NR	355,600

	Frisco, Texas Independent School District
1,000,000	4.000%, 08/15/34 Series A PSF Guaranteed	Aaa/AAA/NR	1,155,110

	Grant & Douglas Counties, Washington School District No. 144 Quincy School Board Guaranty Program
1,500,000	4.000%, 12/01/35	Aa1/AA+/NR	1,721,790

	Jefferson County, Washington School District No. 50 Port Townsend School Board Guaranty Program
1,000,000	5.000%, 12/01/35	Aa1/NR/NR	1,236,640

	Kitsap County, Washington School District No. 401 Central Kitsap School Board Guaranty Program
1,000,000	4.000%, 12/01/35	Aa1/AA+/NR	1,145,950

	Lewis County, Washington School District No. 302 Chehalis School Board Guaranty Program
1,000,000	5.000%, 12/01/34	Aa1/NR/NR	1,220,720

	McKinney, Texas
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AAA/NR	1,378,328

	San Antonio, Texas Independent School District
1,000,000	4.000%, 08/15/33 PSF Guaranteed	Aaa/NR/AAA	1,157,420

	San Benito, Texas Consolidated Independent School District
1,760,000	4.000%, 02/15/34 PSF Guaranteed	NR/AAA/NR	2,014,954

	Snohomish County, Washington School District No. 15 Edmonds School Board Guaranty Program
1,500,000	4.000%, 12/01/35†††	Aa1/AA+/NR	1,703,010

	Taylor, Texas Consolidated Independent School District
1,000,000	4.000%, 02/15/34 PSF Guaranteed	NR/AAA/NR	1,156,990

	Washoe County, Nevada School District Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa3/AA/NR	2,323,500

	Willis, Texas Independent School District
1,000,000	4.000%, 02/15/34 PSF Guaranteed	Aaa/NR/NR	1,139,310

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	631,420

	Total Public Schools		39,815,151

	State (1.2%)

	Texas State Transportation Commission Highway Improvement
1,000,000	5.000%, 04/01/29	Aaa/AAA/AAA	1,250,580

	Texas State Transportation Commission Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,270,170

	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,270,490

	State of Washington
1,500,000	zero coupon, 01/01/18 Series S-2 AGMC Insured	Aa1/AA+/AA+	1,484,730

	Total State		5,275,970

	Water and Sewer (1.4%)

	Central Utah Water Conservancy District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AAA	896,511

	Las Vegas Valley, Nevada Water District Refunding
1,000,000	5.000%, 06/01/30 Series C	Aa1/AA/NR	1,169,470

	Las Vegas Valley, Nevada Water District Refunding & Water Improvement
2,600,000	5.000%, 02/01/38 Series A	Aa1/AA/NR	2,751,034

	Las Vegas Valley, Nevada Water District Refunding, Limited Tax & Water Improvement
1,000,000	5.000%, 06/01/36 Series A	Aa1/AA/NR	1,248,920

	Total Water and Sewer		6,065,935

	Total General Obligation Bonds		81,601,962

	Revenue Bonds (64.1%)

	Airport (1.6%)

	Broward County, Florida Airport System Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,133,470

	Clark County, Nevada Passenger Facilities Charge Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	A1/A+/NR	1,692,390

	Jacksonville, Florida Aviation Authority
1,895,000	5.000%, 10/01/26 AMBAC Insured AMT	A2/A/A	1,914,121

	Miami-Dade County, Florida Aviation Revenue Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,939,349

	Total Airport		6,679,330

	Charter Schools (8.6%)

	Utah County, Utah Charter School Revenue Renaissance Academy
100,000	5.350%, 07/15/17 Series A 144A	NR/NR/NR*	101,136

	Utah County, Utah Charter School Revenue, Ronald Wilson Reagan Academy
875,000	5.750%, 02/15/22 Series A	NR/BB+/NR	903,831
1,000,000	6.000%, 02/15/38 Series A	NR/BB+/NR	1,024,530
	Utah State Charter School Finance Authority Ronald Wilson Reagan Academy

	Utah State Charter School Finance Authority American Leadership Academy
1,000,000	5.000%, 10/15/35	NR/AA/NR	1,183,050

	Utah State Charter School Finance Authority George Washington Academy
500,000	1.000%, 04/15/18 Series 2015	NR/AA/NR	499,825
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,735,875

	Utah State Charter School Finance Authority Good Foundations Academy
915,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	923,217
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,669,730
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,309,094

	Utah State Charter School Finance Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,594,081

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,585,558

	Utah State Charter School Finance Authority Legacy Preparatory Academy
405,000	4.000%, 04/15/22	NR/AA/NR	456,022
440,000	4.000%, 04/15/24	NR/AA/NR	506,484
2,530,000	5.000%, 04/15/29	NR/AA/NR	3,031,421
1,635,000	5.000%, 04/15/34	NR/AA/NR	1,925,409

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,159,530

	Utah State Charter School Finance Authority Ogden Preparatory Academy (School Board Guaranty Program)
475,000	4.000%, 10/15/22	NR/AA/NR	547,699
505,000	4.000%, 10/15/23	NR/AA/NR	579,351
525,000	4.000%, 10/15/24	NR/AA/NR	595,901

	Utah State Charter School Finance Authority Providence Hall Elementary School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,215,220
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,166,040

	Utah State Charter School Finance Authority Davinci Academy, Refunding & Improvement

1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,106,680

	Utah State Charter School Finance Authority Venture Academy
480,000	0.500%, 10/15/19	NR/AA/NR	475,200
675,000	4.000%, 10/15/24	NR/AA/NR	761,123
855,000	5.000%, 10/15/29	NR/AA/NR	1,024,452
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,291,279
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,308,383
2,115,000	5.000%, 10/15/44	NR/AA/NR	2,470,087

	Utah State Charter School Finance Authority Wasatch Peak Academy Project, School Board Guaranty Program
740,000	5.000%, 10/15/29	NR/AA/NR	874,325
700,000	5.000%, 10/15/36	NR/AA/NR	802,781

	Total Charter Schools		36,827,314

	Electric (7.5%)

	Clark County, Washington Public Utility District No. 001 Electric Revenue Refunding
880,000	5.000%, 01/01/30	A1/A/A+	1,069,790

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A1/A/A+	1,126,800

	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A2/A+/NR	1,188,500

	Cowlitz County, Washington Public Utility District No. 001
90,000	4.500%, 09/01/26 NPFG Insured (unrefunded balance)	A1/NR/NR	90,512

	Jacksonville Electric Authority, Florida Electric System Revenue
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA	564,650

	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29 (unrefunded balance)	A2/A/A	1,642,946
1,000,000	5.000%, 05/15/36 Series A (unrefunded balance)	A2/A/A	1,168,660

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,229,640

	San Antonio, Texas Electric & Gas Revenue System
1,000,000	5.000%, 02/01/32	Aa1/AA/AA+	1,062,450
2,000,000	4.000%, 02/01/33	Aa1/AA/AA+	2,297,940

	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 AGC Insured	A3/NR/NR	1,005,623

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A-/NR	1,402,655

	St. George, Utah Electric Revenue
1,820,000	4.000%, 06/01/32 AGMC Insured	A2/AA/NR	2,085,629

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A/A-	1,195,357

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,367,800
1,000,000	5.000%, 04/01/25	NR/A-/A	1,181,120
6,375,000	5.000%, 04/01/26	NR/A-/A	7,512,045

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/A	954,239
905,000	5.000%, 03/01/32	NR/A/A	1,078,479
745,000	5.000%, 03/01/34	NR/A/A	878,295

	Wyoming Municipal Power Agency Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	766,678

	Total Electric		31,869,808

	Higher Education (6.0%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,176,150

	Salt Lake County, Utah Westminster College Project
280,000	1.000%, 10/01/17	NR/BBB/NR	279,793
685,000	5.000%, 10/01/19	NR/BBB/NR	749,965
720,000	5.000%, 10/01/20	NR/BBB/NR	803,873
825,000	4.750%, 10/01/20	NR/BBB/NR	845,402
870,000	4.750%, 10/01/21	NR/BBB/NR	890,863
790,000	5.000%, 10/01/22	NR/BBB/NR	901,398
600,000	5.000%, 10/01/27	NR/BBB/NR	613,068
955,000	5.000%, 10/01/28	NR/BBB/NR	1,111,954
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,157,589
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,210,813

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,224,430

	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,223,468

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	411,099
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	426,139
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	451,242
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,332

	Utah State Board of Regents, University of Utah
530,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	667,286
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	750,876
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	563,110

	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,288,408

	Utah State Board of Regents, Utah Valley University Student Center Building Fee And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,632,775

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,554,477
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,642,111

	Washington State Higher Education Facilities Authority Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	1,046,321

	Total Higher Education		25,742,942

	Hospital (3.3%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
890,000	5.000%, 04/01/18	A2/A/NR	892,857
750,000	5.000%, 04/01/30	A2/A/NR	907,515

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,174,347
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,138,630

	Harris County, Texas Health Facilities Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured (unrefunded balance)	A1/AA/NR	599,249

	Henderson, Nevada Health Care Facilities, Catholic Healthcare West
1,350,000	5.250%, 07/01/31 Series B	A3/A/A	1,409,441

	Indiana Finance Authority Hospital Revenue, Parkview Health System
300,000	5.875%, 05/01/29	A1/A+/NR	301,008

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,238,010

	Reno, Nevada Hospital Revenue, Washoe Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	777,519
680,000	5.000%, 06/01/23 AGMC Insured	A2/AA/NR	729,259

	Riverton, Utah Hospital Revenue, Intermountain Health Care Health Services, Inc.
940,000	5.000%, 08/15/36	Aa1/AA+/NR	1,044,086

	Utah County, Utah Hospital Revenue, IHC Health Services, Inc.
1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	1,428,600
880,000	5.000%, 05/15/28	Aa1/AA+/NR	1,035,980
500,000	5.000%, 05/15/29	Aa1/AA+/NR	587,590

	Washington State Health Care Facilities Authority Revenue, Refunding, Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	A3/A/NR	631,569

	Total Hospital		13,895,660

	Housing (0.7%)

	Utah Housing Corporation Single Family Mortgage
355,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	376,240
1,070,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	1,120,033
120,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	126,558
450,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	474,080
1,000,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA-/AA-	1,092,390

	Total Housing		3,189,301

	Local Public Property (10.9%)

	Bluffdale, Utah Local Building Authority Lease Revenue
1,215,000	4.000%, 03/01/35	A1/NR/NR	1,335,139

	Brigham, Utah Special Assessment Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,282,762
445,000	5.500%, 08/01/29	A1/NR/NR	503,647

	Brownsville, Texas Navigation District - Senior Lien
1,220,000	5.000%, 03/01/30 AGMC Insured AMT	A2/AA/NR	1,466,184

	Civicventures, Alaska Revenue Refunding, Anchorage Convention Center
1,000,000	5.000%, 09/01/28	NR/A/AA-	1,215,230
1,000,000	5.000%, 09/01/29	NR/A/AA-	1,209,740
1,000,000	5.000%, 09/01/30	NR/A/AA-	1,207,000

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	503,040

	Downtown Redevelopment Authority Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,197,940

	Eagle Mountain, Utah Special Assessment Area
405,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	473,587

	Harris County, Texas Sports Refunding Senior Lien
500,000	5.000%, 11/15/30 Series A	A2/A-/NR	607,195

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/AA-/NR	1,192,564
1,150,000	5.000%, 11/01/25	NR/AA-/NR	1,321,477
1,975,000	5.000%, 11/01/29	NR/AA-/NR	1,980,925

	Houston, Texas Hotel Occupancy Tax and Special Revenue
1,000,000	5.000%, 09/01/31	A2/A-/NR	1,207,080

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	Aa3/AA-/AA-	1,259,331

	Mesquite, Nevada New Special Improvement District
100,000	5.250%, 08/01/17	NR/NR/NR*	100,138
220,000	5.350%, 08/01/19	NR/NR/NR*	220,337
95,000	5.400%, 08/01/20	NR/NR/NR*	95,136
345,000	5.500%, 08/01/25	NR/NR/NR*	345,373

	Miami-Dade County, Florida Subordinated Special Obligation Capital Appreciation Bonds
3,000,000	zero coupon, 10/01/38 NPFG Insured Series A	A2/AA-/A+	947,820

	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A+/NR	508,595

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa3/AA-/AA	1,251,820

	Orem, Utah Special Assessment
165,000	7.750%, 11/01/25	NR/NR/NR*	166,746

	Salt Lake City, Utah Local Building Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,099,854
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	451,244
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	481,546
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	518,222

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
1,370,000	4.000%, 11/01/27	NR/AA+/NR	1,586,926
1,735,000	4.000%, 11/01/28	NR/AA+/NR	1,992,491
1,500,000	4.000%, 11/01/30	NR/AA+/NR	1,706,430

	Springville, Utah Special Assessment Revenue
67,000	5.500%, 01/15/17	NR/NR/NR*	67,023
71,000	5.650%, 01/15/18	NR/NR/NR*	71,019
75,000	5.800%, 01/15/19	NR/NR/NR*	75,015
65,000	5.900%, 01/15/20	NR/NR/NR*	65,005

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/A+/A+	601,690

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	598,785

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,712,370
2,450,000	4.000%, 04/01/33	Aa2/NR/NR	2,807,896

	Washington County/St. George Interlocal Agency, Utah Lease Revenue Refunding
1,365,000	0.500%, 12/01/16 Series A	A1/A+/NR	1,362,202

	Weber County, Utah Special Assessment Summit Mountain Area
1,590,000	5.500%, 01/15/28	NR/AA-/NR	1,981,681
4,120,000	5.750%, 01/15/33	NR/AA-/NR	5,195,732

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
1,645,000	4.500%, 08/01/22 Series A NPFG/ FGIC Insured	A3/AA-/A+	1,649,096

	Total Local Public Property		46,623,033

	Public Schools (1.5%)

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,315,000	5.000%, 01/15/31	Aa3/NR/NR	1,557,052

	Uintah County, Utah School District Municipal Building Authority Lease Revenue Refunding
3,022,000	2.000%, 08/01/22	NR/NR/NR	3,022,000

	Warsaw, Indiana Multi-School Building Corp., First Mortgage
1,800,000	5.450%, 01/15/28 Series B	NR/AA+/NR	1,922,904

	Total Public Schools		6,501,956

	Sales Tax (4.6%)

	Bountiful City, Utah Sales Tax Refunding Bond
220,000	4.000%, 06/01/17	NR/AA/NR	226,844

	Central Puget Sound, Washington Regional Transit Authority Sales & Use Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa2/AAA/NR	1,265,550

	Cottonwood Heights, Utah Sales Tax Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA-/NR	2,421,120

	Draper, Utah Sales Tax Revenue
1,000,000	5.000%, 05/01/32 Series A	NR/AA/NR	1,209,830

	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
355,000	1.000%, 08/01/19 Series B	NR/AA-/NR	355,096
2,040,000	4.000%, 08/01/25 Series B	NR/AA-/NR	2,429,008
2,135,000	4.000%, 08/01/30 Series B	NR/AA-/NR	2,445,600
1,515,000	5.000%, 08/01/33 Series B	NR/AA-/NR	1,863,435

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA-	1,225,340

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA-/AA	845,663
1,000,000	5.250%, 12/01/36	NR/AA-/AA	1,224,440

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA-/AA+	1,225,860

	Spanish Fork City, Utah Sales Tax Revenue Refunding
1,115,000	0.750%, 04/15/18 Series 2014	NR/AA-/NR	1,117,754

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,696,205

	Total Sales Tax		19,551,745

	State Agency (2.5%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
635,000	1.000%, 10/15/19	A2/AA-/NR	630,930
1,970,000	5.250%, 10/15/30	A2/AA-/NR	2,486,652
1,000,000	5.000%, 10/15/33	A2/AA-/NR	1,194,670
1,630,000	5.250%, 10/15/38	A2/AA-/NR	1,972,235
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	A2/AA/NR	1,199,310
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	A2/AA/NR	1,734,821

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,271,250

	Total State Agency		10,489,868

	Transportation (5.6%)

	Clark County, Nevada Highway Improvement Revenue Indexed Fuel Tax & Subordinate Motor Vehicle Fuel Tax
2,000,000	5.000%, 07/01/31	Aa3/AA-/NR	2,480,100

	North Texas Tollway Authority, Texas
755,000	6.100%, 01/01/28 Series A (unrefunded balance)	A1/A/NR	850,311

	Utah Transit Authority Sales Tax Revenue
1,000,000	5.000%, 06/15/31 Series A	Aa2/AAA/AA	1,273,610
2,000,000	5.000%, 06/15/38 Series A	Aa2/AAA/AA	2,502,020

	Utah Transit Authority Sales Tax Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/A+	6,112,550
5,000,000	5.000%, 06/15/37 Series A	A1/A+/A+	6,067,400

	Utah Transit Authority Sales Tax Revenue Refunding
1,000,000	5.000%, 06/15/32	A1/A+/A+	1,201,390

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	268,985

	Washoe County, Nevada Highway Revenue Fuel Tax
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,116,030
1,000,000	5.000%, 02/01/32	A1/A+/NR	1,095,590
1,000,000	5.000%, 02/01/38	A1/A+/NR	1,092,130

	Total Transportation		24,060,116

	Water and Sewer (11.3%)

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA/AA	1,302,311

	Central Weber, Utah Sewer Improvement District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC Insured	NR/AA/AA	1,127,740
4,000,000	5.000%, 03/01/33 Series A AGMC Insured	NR/AA/AA	4,485,120

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	Aa3/AA/NR	1,164,080

	El Paso, Texas Water & Sewer Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,188,090

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A2/AA/NR	607,020

	Jordan Valley, Utah Water Conservancy District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA+	6,968,400

	Jordanelle, Utah Special Service District
206,000	5.200%, 11/15/16	NR/NR/NR*	206,315
216,000	5.300%, 11/15/17	NR/NR/NR*	216,469
228,000	5.400%, 11/15/18	NR/NR/NR*	228,492
240,000	5.500%, 11/15/19	NR/NR/NR*	240,442
253,000	5.600%, 11/15/20	NR/NR/NR*	253,293
268,000	5.700%, 11/15/21	NR/NR/NR*	268,260
283,000	5.800%, 11/15/22	NR/NR/NR*	283,294
299,000	6.000%, 11/15/23	NR/NR/NR*	299,350

	Kane County, Utah Water Conservancy District Revenue Refunding
945,000	4.000%, 08/15/29 AGMC Insured	NR/AA/NR	1,100,793

	Laredo, Texas Waterworks Sewer System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	A1/AA-/AA-	1,659,192

	Miami-Dade County, Florida Water and Sewer Revenue System
1,000,000	5.000%, 10/01/26	Aa3/A+/A+	1,281,920
1,500,000	5.000%, 10/01/29 AGC Insured	Aa3/AA/A+	1,723,980
1,000,000	5.000%, 10/01/31 Series A	Aa3/A+/A+	1,207,600

	Mountain Regional Water Special Service District, Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/A+	3,503,940

	North Slope Borough, Alaska Service Area 10 Water & Wastewater Facilities
1,000,000	5.250%, 06/30/27	NR/A-/NR	1,168,860
1,000,000	5.250%, 06/30/28	NR/A-/NR	1,168,350
1,000,000	5.250%, 06/30/34	NR/A-/NR	1,157,110

	Ogden City, Utah Sewer & Water Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,439,699
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	788,918

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	617,965

	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA-	1,250,290

	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,083,770
1,250,000	5.250%, 07/15/28	NR/AA/AA+	1,360,975

	Pleasant Grove City, Utah Water Revenue
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA/NR	1,099,640

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
1,000,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,193,980

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%,10/01/30 BAMI	NR/AA/NR	1,204,880

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,733,123

	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	1,040,540

	Utah Water Finance Agency Revenue
1,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	1,715,538

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	1,026,017

	Total Water and Sewer		48,365,756

	Total Revenue Bonds		273,796,829

	Pre-Refunded\ Escrowed to Maturity Bonds (15.5%)††

	Pre-Refunded General Obligation Bonds (1.8%)

	City and County (0.4%)

	Miami-Dade County, Florida Building Better Communities Program
1,605,000	5.625%, 07/01/38	Aa2/AA/NR	1,761,985

	Local Public Property (0.0%)

	Coral Canyon, Utah Special Service District
20,000	4.850%, 07/15/17	NR/NR/NR*	20,022

	Public Schools (0.5%)

	Clark County, Nevada School District
500,000	5.000%, 06/15/28 Series A	A1/AA-/A+	541,895

	Granite School District, Utah, Salt Lake County School Building School Board Guaranty Program
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,195,140

	Uintah County, Utah School District School Board Guaranty Program
455,000	4.250%, 02/01/24	Aaa/NR/NR	456,210

	Total Public Schools		2,193,245

	State (0.6%)

	Texas State Transportation Commission Mobility Fund
1,140,000	5.000%, 04/01/27 Series A	Aaa/AAA/NR	1,177,643

	Washington State Various Purpose
1,405,000	5.000%, 07/01/30 Series A	Aa1/AA+/NR	1,466,118

	Total State		2,643,761

	Water and Sewer (0.3%)

	Virgin Valley, Nevada Water District
955,000	5.000%, 03/01/34 AGC Insured	A1/NR/NR	1,023,502

	Total Pre-Refunded General Obligation Bonds		7,642,515

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds(13.7%)

	Charter Schools (0.2%)

	Utah State Charter School Finance Authority George Washington Academy
1,000,000	6.750%, 07/15/28	NR/BBB-/NR	1,021,550

	Electric (1.4%)

	Cowlitz County, Washington Public Utility District No. 001
560,000	4.500%, 09/01/26 NPFG Insured	A1/NR/NR	563,450

	Eagle Mountain, Utah Gas & Electric
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/NR	387,559

	Energy Northwest, Washington Wind Project
1,000,000	4.500%, 07/01/30 Series A AMBAC Insured	A2/A/NR	1,000,000

	St. George, Utah Electric Revenue
3,750,000	5.000%, 06/01/38 AGMC Insured	A2/NR/NR	4,057,950

	Lower Colorado River Authority, Texas
60,000	5.250%, 05/15/29	NR/NR/NR*	67,566
5,000	5.250%, 05/15/29	NR/NR/NR*	5,615

	Total Electric		6,082,140

	Higher Education (1.7%)

	Texas State University System Financing Revenue
2,000,000	5.250%, 03/15/25	Aa2/NR/NR	2,153,460

	Utah State Board of Regents, University of Utah- Auxiliary and Campus Facilities
2,980,000	4.500%, 04/01/29 Series 2012A	Aa2/AA+/NR	3,545,336

	Utah State Board of Regents, University of Utah Hospital Revenue
1,245,000	5.000%, 08/01/31	Aa2/AA/NR	1,450,686

	Total Higher Education		7,149,482

	Hospital (0.4%)

	Harris County, Texas Health Facilities Development Corp., Christus Health
260,000	4.750%, 07/01/30 AGMC Insured	A1/NR/NR	299,658

	Richmond, Indiana Hospital Authority , Reid Hosital Project
155,000	5.000%, 01/01/19 Series A ETM	NR/A/A	164,173

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Baylor Healthcare System
930,000	5.250%, 08/15/25	AA3/AA-/NR	1,092,387
70,000	5.250%, 08/15/25	NR/NR/NR*	82,223

	Total Hospital		1,638,441

	Local Public Property (2.2%)

	Salt Lake Valley, Utah Fire Service District Lease Revenue
500,000	5.000%, 04/01/22	Aa2/NR/AA-	537,665
2,645,000	5.200%, 04/01/28	Aa2/NR/AA-	2,853,347
1,000,000	5.250%, 04/01/30	Aa2/NR/AA-	1,079,640

	Uintah County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	541,560
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,177,560
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,098,023
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,223,667

	Total Local Public Property		9,511,462

	Public Schools (0.6%)

	Hillsborough County, Florida School Board COP
1,500,000	5.000%, 07/01/31 NPFG Insured	Aa2/AA-/AA	1,500,000

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28	NR/A+/NR	1,082,120

	Total Public Schools		2,582,120

	Sales Tax (0.7%)

	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured	A2/AA/NR	446,397

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	779,873

	Riverton City, Utah Franchise & Sales Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,648,131

	Total Sales Tax		2,874,401

	State Agency (0.4%)

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,764,882

	Total State Agency		1,764,882

	Transportation (3.8%)

	Dallas, Texas Area Rapid Transit Sales Tax Revenue Refunding Senior Lien
1,435,000	5.000%, 12/01/36 AMBAC Insured	Aa2/NR/NR	1,460,945

	North Texas Tollway Authority, Texas
3,315,000	6.100%, 01/01/28 Series A	NR/NR/NR	3,751,022

	Utah Transit Authority Sales Tax Revenue
2,000,000	5.000%, 06/15/27 Series A	Aa2/AAA/NR	2,169,620
1,000,000	5.000%, 06/15/28 Series A	Aa2/AAA/NR	1,084,810
6,920,000	5.000%, 06/15/36 AGMC Insured Series A	Aa2/AAA/NR	7,506,885

	Total Transportation		15,973,282

	Water and Sewer (2.3%)

	Cape Coral, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/36 AGMC-AMBAC Insured	A1/AA/A	1,008,930

	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	688,710

	Pleasant Grove City, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	A3/AA-/NR	456,872
1,370,000	5.000%, 12/01/31 Series B NPFG Insured	A3/AA-/NR	1,394,770

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	731,426

	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc. Insured	A1/AA/AA-	1,017,870

	Tampa Bay, Florida Regional Water Refunding & Improvement
885,000	4.750%, 10/01/33 NPFG Insured	Aa1/AA+/AA+	893,939

	Uintah Water Conservancy District, Utah, Water Conservancy Revenue
1,400,000	5.250%, 01/15/27 Series 2009A	NR/NR/NR*	1,557,276

	White City, Utah Water Improvement District Revenue
500,000	5.000%, 02/01/23 AGMC Insured	A2/NR/NR	512,690
700,000	5.000%, 02/01/25 AGMC Insured	A2/NR/NR	717,766
840,000	5.000%, 02/01/27 AGMC Insured	A2/NR/NR	861,319

	Total Water and Sewer		9,841,568

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		58,439,328

	Total Pre-Refunded\ Escrowed to Maturity Bonds		66,081,843

	Total Municipal Bonds (cost $392,144,180)		421,480,634

Shares	Short-Term Investment (1.5%)

6,133,649	Dreyfus Tax Exempt Cash Management, Institutional Shares, 0.21%** (cost $6,133,649)	NR/Aaam/NR	6,133,649

	Total Investments (cost $398,277,829-note b)	100.2%	427,614,283
	Other assets less liabilities	(0.2)	(679,525)
	Net Assets	100.0%	$426,934,758

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P and Fitch	9.8%
	Pre-Refunded bonds\ ETM bonds††	15.7
	Aa of Moody's or AA of S&P and Fitch	51.3
	A of Moody's or S&P and Fitch	17.5
	BBB of S&P	2.3
	BB+ of S&P	0.4
	Not Rated*	3.0
		100.0%

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
IHC - Intermountain Health Care
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF- Permanent School Fund

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

** The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

† Calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.  Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date.  Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

††† Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
June 30, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $398,130,370 amounted to $29,483,913, which consisted of aggregate gross unrealized appreciation of $29,515,187 and aggregate gross unrealized depreciation of $31,274.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2016:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$6,133,649
Level 2 – Other Significant Observable Inputs - Municipal Bonds	421,480,634
Level 3 – Significant Unobservable Inputs	-
Total	$427,614,283
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
June 30, 2016
(unaudited)

Principal Amount	General Obligation Bonds (23.2%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Hospital (0.7%)

	Rangely, Colorado Hospital District Refunding
$2,000,000	5.500%, 11/01/22	Baa1/NR/NR	$2,361,480

	Metropolitan District (2.9%)

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/A-	3,113,162

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series B-1
1,000,000	5.000%, 12/01/25	Aa3/NR/NR	1,290,650

	Hyland Hills Metro Park & Recreation District, Colorado
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	906,281

	Meridian Metropolitan District, Colorado Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,882,703

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,285,654

	Total Metropolitan District		9,478,450

	School Districts (19.2%)

	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa2/AA-/NR	3,815,970
1,000,000	5.000%, 12/15/25	Aa2/AA-/NR	1,296,840

	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA-/NR	1,172,060
3,000,000	4.000%, 12/01/24	Aa2/AA-/NR	3,482,040

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA-/NR	1,267,662
2,000,000	5.000%, 12/01/24	Aa2/AA-/NR	2,454,560
1,000,000	5.000%, 12/01/25	Aa2/AA-/NR	1,293,610
1,060,000	5.000%, 12/01/28	Aa2/AA-/NR	1,379,887
3,895,000	5.000%, 12/01/29	Aa2/AA-/NR	5,034,950

	Arapahoe County, Colorado School District #001 Englewood
1,465,000	5.000%, 12/01/27	Aa2/NR/NR	1,873,193

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,300,640

	Boulder Larimer & Weld Counties, Colorado
2,000,000	5.000%, 12/15/27	Aa2/AA/NR	2,583,540

	Boulder Larimer & Weld Counties, Colorado Series A
2,000,000	5.000%, 12/15/24	Aa2/AA/NR	2,584,240

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa2/AA/AA+	3,460,230
2,000,000	4.000%, 12/01/27	Aa2/AA/AA+	2,388,560

	Denver, Colorado City & County School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa2/AA/AA+	2,559,760
4,000,000	5.000%, 12/01/27	Aa2/AA/AA+	5,065,240

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA-/NR	1,453,117

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,266,003

	Garfield, Pitkin, & Eagle Counties, Colorado School District #RE-1 Roaring Fork
1,600,000	5.000%, 12/15/27	Aa2/NR/NR	2,076,560

	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,505,260

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa2/NR/NR	1,297,850

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,777,665
750,000	4.500%, 12/01/26	Aa3/NR/NR	909,203

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,778,530

	San Miguel County, Colorado School District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa2/AA/NR	1,363,788

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,278,600

	Total School Districts		63,719,558

	Water & Sewer (0.4%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,456,839

	Total General Obligation Bonds		77,016,327

	Revenue Bonds (53.3%)

	Airport (3.3%)

	Denver, Colorado City & County Airport Revenue System, Series A
4,340,000	5.000%, 11/15/24	A1/A+/A+	5,084,570
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,375,528
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,411,480

	Walker Field, Colorado Public Airport Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	1,050,900

	Total Airport		10,922,478

	City & County (1.0%)

	Boulder, Colorado Open Space Capital Improvement Trust Fund
2,530,000	5.000%, 12/15/27	NR/AA/NR	3,245,231

	Electric (3.0%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,000,000	5.000%, 11/15/27	Aa2/AA/AA	1,281,390
295,000	4.750%, 11/15/27	Aa2/AA/NR	330,713

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
1,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,121,250
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	1,113,130

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
2,600,000	5.000%, 11/15/23	Aa2/AA/AA	3,268,278
420,000	5.250%, 11/15/23 (unrefunded portion)	Aa2/AA/NR	463,886

	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA/AA	1,332,452

	Platte River Power Authority, Colorado Power
1,000,000	4.000%, 06/01/26	NR/AA/AA	1,227,190

	Total Electric		10,138,289

	Higher Education (13.7%)

	Colorado Educational & Cultural Facility Authority, Student Housing - Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	3,160,232

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,954,201
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,868,069

	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	989,943
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/AA-/NR	8,971,970

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/AA-/NR	1,315,820

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25	Aa2/AA-/NR	2,769,269

	Colorado State Board of Governors University Enterprise System, Series C
2,905,000	5.000%, 03/01/26	Aa2/AA-/NR	3,713,578

	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25	Aa2/NR/AA+	1,611,986

	University of Colorado Enterprise System Series A
2,620,000	5.000%, 06/01/29	Aa2/NR/AA+	3,336,439
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa2/NR/AA+	1,538,907

	University of Colorado Enterprise System, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa2/NR/AA+	1,864,918
1,500,000	5.000%, 06/01/26	Aa2/NR/AA+	1,974,975

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25	Aa2/AA-/NR	1,259,050
2,810,000	5.000%, 06/01/26	Aa2/AA-/NR	3,293,489
2,940,000	5.000%, 06/01/28	Aa2/AA-/NR	3,427,628

	Western State College, Colorado Institutional Enterprise, SHEIP, Series A
1,160,000	5.000%, 05/15/24	Aa2/AA-/NR	1,336,598

	Western State College, Colorado, SHEIP
1,020,000	5.000%, 05/15/27	Aa2/AA-/NR	1,136,515

	Total Higher Education		45,523,587

	Hospital (3.9%)

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project
450,000	5.250%, 06/01/19 (unrefunded portion)	Baa1/BBB+/NR*	451,571
290,000	5.250%, 06/01/21 (unrefunded portion)	Baa1/BBB+/NR*	290,995
575,000	5.250%, 06/01/24 (unrefunded portion)	Baa1/BBB+/NR*	576,944

	Colorado Health Facility Authority Hospital Revenue, Valley View Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/A-/NR	1,628,310

	Colorado Health Facility Authority, Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	A3/A-/A+	2,020,760
1,000,000	6.000%, 10/01/23	A3/A-/A+	1,121,180

	Colorado Health Facility Authority, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA-/AA-	3,433,530

	Denver, Colorado Health & Hospital Authority Healthcare, Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	2,033,940
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,525,635

	Total Hospital		13,082,865

	Housing (0.2%)

	Colorado Housing Finance Authority, Single Family Mortgage Class III Series A-5
590,000	5.000%, 11/01/34	A2/A/NR	611,411

	Colorado Housing and Finance Authority, Multi-Family Project C1-II Series A-2
160,000	5.400%, 10/01/29	Aa2/AA/NR	164,790

	Total Housing		776,201

	Lease (12.2%)

	Adams 12 Five Star Schools, Colorado COP
2,070,000	5.000%, 12/15/26	Aa3/NR/NR	2,702,551
1,030,000	5.000%, 12/15/27	Aa3/NR/NR	1,358,189

	Aurora, Colorado COP, Refunding Series A
1,500,000	5.000%, 12/01/26	Aa2/AA-/NR	1,692,690

	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	A1/AA/NR	2,145,515

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	2,253,780

	Colorado Educational & Cultural Facilities Authority, Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 AGC Insured	A3/AA/NR	1,045,600

	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,365,130

	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,907,544

	Colorado State Higher Education Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,208,323

	Denver, Colorado City and County COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,222,364

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,378,845

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,929,875

	El Paso County, Colorado COP (Judicial Complex Project) Series A
1,820,000	4.500%, 12/01/26 AMBAC Insured	NR/AA/NR	1,909,544

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,746,749

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,136,270

	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,105,472

	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/A+/NR	1,251,080

	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGC Insured	Aa3/AA/NR	2,366,993

	Rangeview Library District Project, Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa3/AA/NR	3,112,564

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,660,826

	Total Lease		40,499,904

	Sales Tax (4.4%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AA+/NR	2,585,157

	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA/NR	1,169,290

	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/26 BAMAC Insured	A1/AA/NR	1,264,740

	Denver, Colorado City & County Dedicated Tax Refunding & Improvement, Series A
1,350,000	5.000%, 08/01/26	Aa3/AA-/AA	1,781,177
1,000,000	5.000%, 08/01/27	Aa3/AA-/AA	1,303,130

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,260,734

	Park Meadows Business Implementation District, Colorado Shared Sales Tax
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,555,395

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,452,863

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/A/NR	1,201,082

	Total Sales Tax		14,573,568

	Transportation (0.8%)

	Regional Transportation District, Colorado COP, Series A
2,000,000	5.000%, 06/01/26	Aa3/A/A	2,522,380

	Water & Sewer (9.9%)

	Arapahoe, Colorado Water & Wastewater Public Improvement District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,700,279
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,306,406

	Aurora, Colorado Water Improvement First Lien, Series A
1,250,000	5.000%, 08/01/25 AMBAC Insured	Aa2/NR/AA+	1,309,638

	Broomfield, Colorado Sewer and Waste Water
1,975,000	4.000%, 12/01/21 AGMC Insured	A2/NR/NR	2,233,587
1,550,000	5.000%, 12/01/24 AGMC Insured	A2/AA/NR	1,873,671

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	A1/NR/NR	4,040,268

	Colorado Water Resource & Power Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,213,831
1,000,000	5.000%, 09/01/27	Aaa/AAA/AAA	1,313,050
2,675,000	5.000%, 09/01/16 NPFG Insured	A3/AA-/NR	2,684,737
1,855,000	5.000%, 09/01/17 NPFG Insured	A3/AA-/NR	1,860,546

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,156,770

	Erie, Colorado Water Enterprise Revenue, Series A
265,000	5.000%, 12/01/25 AGMC Insured (unrefunded portion)	A1/NR/NR	280,261

	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	2,218,171

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,704,205

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA/NR	1,210,460

	Thorton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,307,816

	Westminster, Colorado Water & Wastewater Utility Enterprise
1,160,000	5.000%, 12/01/28	NR/AAA/AA+	1,527,453

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,974,441

	Total Water & Sewer		32,915,590

	Miscellaneous Revenue (0.9%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A/NR	1,113,830

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	2,022,511

	Total Miscellaneous Revenue		3,136,341

	Total Revenue Bonds		177,336,434

	Pre-Refunded Bonds (22.1%)††

	Pre-Refunded General Obligation Bonds (8.1%)

	Metropolitan District (2.1%)

	Fraser Valley, Colorado Metropolitan Recreational District
1,875,000	5.000%, 12/01/25	NR/A/NR	1,990,331

	North Metro Fire Rescue District, Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,219,884

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGC Insured	NR/AA/BBB	2,316,380

	Stonegate Village Metropolitan District, Colorado Refunding & Improvement
325,000	5.000%, 12/01/23 NPFG Insured	A3/AA-/NR	330,876
175,000	5.000%, 12/01/23 NPFG Insured	A3/AA-/NR	178,164
585,000	5.000%, 12/01/24 NPFG Insured	A3/AA-/NR	595,577
315,000	5.000%, 12/01/24 NPFG Insured	A3/AA-/NR	320,695

	Total Metropolitan District		6,951,907

	School Districts (6.0%)

	Adams & Arapahoe Counties, Colorado Joint School District #28J
2,500,000	5.500%, 12/01/23	Aa2/AA-/NR	2,786,675

	Adams & Weld Counties, Colorado School District #27J
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa2/AA-/NR	1,019,590

	Arapahoe County, Colorado School District #001 Englewood
3,235,000	5.000%, 12/01/27	Aa2/NR/NR	3,908,204

	Boulder Larimer & Weld Counties, Colorado
1,500,000	5.000%, 12/15/28	Aa2/AA/NR	1,654,710
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa2/AA/NR	1,284,973

	Denver, Colorado City & County School District No. 1
3,000,000	5.250%, 12/01/27	Aa2/AA/NR	3,387,840

	El Paso County, Colorado School District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,584,060

	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,136,438

	Jefferson County, Colorado School District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured	Aa2/AA/NR	3,062,790

	Total School Districts		19,825,280

	Total Pre-Refunded General Obligation Bonds		26,777,187

	Pre-Refunded Revenue Bonds (14.0%)

	Electric (0.9%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,705,000	4.750%, 11/15/27	NR/NR/NR*	1,926,497

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
865,000	5.250%, 11/15/23	NR/NR/NR*	956,240

	Total Electric		2,882,737

	Higher Education (3.1%)

	Adams State College, Colorado Auxiliary Facilities Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,126,210

	Colorado School of Mines Enterprise Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,604,545

	Colorado State Board of Governors University Enterprise System, Series A
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA/NR	995,909

	Mesa State College, Colorado Auxiliary Facilities Enterprise
2,000,000	5.700%, 05/15/26	NR/AA-/NR	2,138,040

	University of Colorado Enterprise System
2,000,000	5.000%, 06/01/27	Aa2/NR/AA+	2,244,220

	University of Colorado Enterprise System Series A
2,000,000	4.750%, 06/01/27	Aa2/NR/AA+	2,361,100

	Total Higher Education		10,470,024

	Hospital (1.8%)

	Colorado Health Facility Authority Hospital Revenue, Adventist Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa2/NR/NR	2,541,225

	Colorado Health Facility Authority Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	A2/AA/A+	1,074,220

	Colorado Health Facility Authority Hospital Revenue, NCMC, Inc. Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AA/A+	2,255,240

	Total Hospital		5,870,685

	Lease (5.7%)

	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,936,132
500,000	5.000%, 12/01/25	Aa3/A+/NR	551,390

	Adams County, Colorado Corrections Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,764,448
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,326,900

	Colorado Educational & Cultural Facilities Authority, Charter School - James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 AGC Insured	A3/AA/NR	3,141,150

	Colorado State Higher Education Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,314,940

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,405,347

	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGC Insured	Aa3/AA/NR	2,440,790
1,000,000	5.000%, 12/15/28 AGC Insured	Aa3/AA/NR	1,104,430

	Total Lease		18,985,527

	Sales Tax (1.7%)

	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/AA-/NR	1,003,140

	Denver, Colorado City & County Excise Tax Refunding Series A
4,000,000	5.250%, 09/01/19 AGMC Insured	A1/AA/AA-	4,565,160

	Total Sales Tax		5,568,300

	Water & Sewer (0.8%)

	Erie, Colorado Water Enterprise Revenue, Series A
735,000	5.000%, 12/01/25 AGMC Insured	A1/NR/NR	779,673

	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	Aa2/AA+/NR	1,924,973

Total Water & Sewer		2,704,646

Total Pre-Refunded Revenue Bonds		46,481,919

Total Pre-Refunded Bonds		73,259,106

Total Investments (cost $304,379,621-note b)	98.6%	327,611,867
Other assets less liabilities	1.4	4,760,986
Net Assets	100.0%	$332,372,853

	Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa of Moody's or AAA of S&P or Fitch	1.6%
Pre-refunded Bonds††	22.4
Aa of Moody's or AA of S&P or Fitch	59.3
A of Moody's or S&P or Fitch	12.9
Baa of Moody's or BBB of S&P or Fitch	3.1
Not Rated*	0.7
	100.0%

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
NCMC - Northern Colorado Medical Center
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $304,362,285 amounted to $23,249,582, which consisted of aggregate gross unrealized appreciation of $23,249,582 and aggregate gross unrealized depreciation of $0.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2016:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	327,611,867
Level 3 – Significant Unobservable Inputs	-
Total	$327,611,867
+See schedule of investments for a detailed listing of securities.

AQUILA TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
June 30, 2016
(unaudited)

Principal Amount	General Obligation Bonds (21.0%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City (7.2%)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$1,337,000	6.250%, 01/01/29	NR/A-/NR	$1,559,851

	Casa Grande, Arizona
800,000	4.000%, 08/01/34	NR/AA-/AA	920,832

	Chandler, Arizona
1,500,000	4.000%, 07/01/25	Aaa/AAA/AAA	1,784,970
1,000,000	5.000%, 07/01/26	Aaa/AAA/AAA	1,276,320

	Flagstaff Improvement District (Aspen Place Sawmill)
360,000	5.000%, 01/01/32	Aa3/NR/NR	360,569

	Gilbert Improvement District No. 19
25,000	5.200%, 01/01/23	Aa1/A+/NR	25,061

	Gilbert Improvement District No. 20
635,000	5.100%, 01/01/29	Aa1/A+/NR	705,447

	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA/NR	1,115,510

	Goodyear McDowell Road Commercial Corridor Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A/NR	3,063,600

	Phoenix, Arizona
1,240,000	6.250%, 07/01/17	Aa1/AA+/NR	1,309,415

	Queen Creek Improvement District No. 1
1,280,000	5.000%, 01/01/26	A3/A-/A-	1,292,595
1,280,000	5.000%, 01/01/32	A3/A-/A-	1,289,894

	Scottsdale, Arizona
200,000	4.000%, 07/01/28	Aaa/AAA/AAA	237,268

	Tempe, Arizona
2,245,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,499,156
1,000,000	4.000%, 07/01/24	Aa1/AAA/AAA	1,193,300
1,000,000	4.000%, 07/01/29	Aa1/AAA/AAA	1,184,200

	Tempe Improvement District (Pier Town Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,116,180

	Tubac Fire District
760,000	5.500%, 07/01/28 AGC Insured	A1/NR/NR	857,728

	Total City		22,791,896

	County (1.4%)

	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,194,700
500,000	4.750%, 07/01/23	Aaa/AAA/AAA	501,470
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	501,455

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AA+	1,148,670

Total County	4,346,295

	School District (12.4%)

	Buckeye Union High School District No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,212,640

	Gila Co. Unified School District No. 10 (Payson)
350,000	5.000%, 07/01/26	Aa3/NR/NR	438,879
1,000,000	5.000%, 07/01/28	Aa3/NR/NR	1,242,080

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	636,358
980,000	4.000%, 07/01/32 BAMAC Insured†††	NR/AA/NR	1,120,150

	Maricopa Co. Elementary School District No. 3 (Tempe)
250,000	4.000%, 07/01/25	Aa2/NR/NR	300,033

	Maricopa Co. Elementary School District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	963,774

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aa1/AA/NR	314,203
350,000	5.000%, 07/01/34	Aa1/AA/NR	429,828

	Maricopa Co. High School District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa2/AA/NR	591,800

	Maricopa Co. Unified School District No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	A2/AA-/NR	1,710,240
2,000,000	4.000%, 07/01/35	NR/AA-/NR	2,269,340
675,000	4.500%, 07/01/33 AGMC Insured	A2/AA/NR	789,561

	Maricopa Co. Unified School District No. 24 (Gila Bend)
355,000	5.500%, 07/01/22	NR/NR/NR*	361,401

	Maricopa Co. Unified School District No. 48 (Scottsdale)
500,000	4.000%, 07/01/16	NR/AA/NR	500,000
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,732,575

	Maricopa Co. Unified School District No. 60 (Higley)
1,615,000	5.000%, 07/01/29	A1/A+/NR	1,974,967
275,000	4.000%, 07/01/34 AGMC Insured	A1/AA/NR	310,995

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,000,000	4.500%, 07/01/30	Aa2/NR/AA	1,174,350

	Maricopa Co. Unified School District No. 80 (Chandler)
525,000	4.000%, 07/01/33	Aa1/AA/NR	606,254

	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG/FGIC Insured	A3/AA-/NR	2,716,130
500,000	4.000%, 07/01/28	NR/A+/AA-	573,075

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,300,000	5.125%, 07/01/25 AGMC Insured	A2/AA/NR	1,515,371

	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	A2/AA/NR	1,273,442
1,000,000	5.000%, 07/01/26 BAMAC Insured†††	A2/AA/NR	1,251,330

	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,323,288

	Pima Co. Unified School District No. 1 (Tucson)
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA/NR	1,614,915

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,462,700
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	1,155,048
1,000,000	4.250%, 07/01/32 MAC Insured	NR/AA/NR	1,156,610

	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	816,179

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,152,501

	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	A1/AA/NR	962,389

	Pinal Co. Unified School District No. 21 (Coolidge)
500,000	4.000%, 07/01/28 AGMC Insured	NR/AA/NR	587,640

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aa2/AA/NR	719,167

	Western Maricopa Education Center District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,356,588

	Yavapai Co. Elementary School District No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	868,565

	Total School District		39,184,366

	Total General Obligation Bonds		66,322,557

	Revenue Bonds (61.9%)

	Airport (3.3%)

	Phoenix Civic Improvement Corp. Airport Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,082,540
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,083,990
2,700,000	5.000%, 07/01/32 AMT	Aa3/AA-/NR	3,214,026
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,150,430
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,291,200
1,250,000	5.000%, 07/01/34	A1/A+/NR	1,518,050
1,000,000	5.000%, 07/01/45	A1/A+/NR	1,199,200

	Total Airport		10,539,436

	Charter Schools (0.3%)

	Phoenix Industrial Development Authority (Great Hearts Academies Project)
500,000	5.000%, 07/01/41	NR/BBB-/NR	572,745

	Phoenix Industrial Development Authority (Villa Montessori Inc. Project)
415,000	5.000%, 07/01/35	NR/BBB-/NR	455,259

	Total Charter Schools		1,028,004

	Excise Tax (11.6%)

	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA-/AA-	445,992
1,000,000	5.000%, 07/01/43	NR/AA-/AA-	1,188,570

	Casa Grande Excise Tax
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,593,639

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	629,840

	El Mirage Pledged Excise Tax
500,000	5.000%, 07/01/30	A2/AA-/NR	576,270

	Gilbert Pledged Revenue Obligations
450,000	4.000%, 07/01/35	Aa2/AA+/AA+	502,106

	Gilbert Public Facilities Municipal Property Corp.
850,000	5.000%, 07/01/23	Aa1/AA+/NR	955,400
1,250,000	5.000%, 07/01/24	Aa1/AA+/NR	1,404,600

	Glendale Municipal Property Corp. Excise Tax
1,000,000	5.000%, 07/01/31	A2/AA/NR	1,055,040

	Glendale Senior Excise Tax
1,000,000	5.000%, 07/01/32	A2/AA+/NR	1,238,670

	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,792,860
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,442,035

	Graham Co. Jail District Revenue Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,157,360

	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	303,889
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,656,536

	Page Pledged Revenue Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,269,464

	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,677,980
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,758,800
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,248,570
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	3,230,626

	Phoenix Civic Improvement Corp. Transit Excise Tax (Light Rail)
2,000,000	4.000%, 07/01/20††††	Aa2/AA/NR	2,244,720

	Pinal Co. Revenue Obligations Refunding
1,755,000	4.000%, 08/01/17	NR/AA/NR	1,819,268
1,500,000	5.000%, 08/01/33	NR/AA-/AA-	1,808,955

	Scottsdale Municipal Property Corp.
1,500,000	5.000%, 07/01/34	Aaa1/AAA/AAA	1,879,650

	Show Low Improvement District No. 6
250,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	251,913

	Tempe Excise Tax
245,000	5.000%, 07/01/30	Aa2/AAA/NR	315,847
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,076,410

	Total Excise Tax		36,525,010

	Higher Education (8.1%)

	Arizona Board of Regents - Arizona State University System
300,000	5.000%, 07/01/28	Aa3/AA/NR	383,613
300,000	5.000%, 07/01/29	Aa3/AA/NR	382,176
200,000	5.000%, 07/01/30	Aa3/AA/NR	252,692
480,000	5.000%, 07/01/31	Aa3/AA/NR	604,195
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,197,130
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,197,130
200,000	5.000%, 07/01/41	Aa3/AA/NR	246,350

	Arizona Board of Regents - Northern Arizona University System
575,000	5.000%, 06/01/32	A1/A+/NR	695,365
250,000	5.000%, 06/01/38	A1/A+/NR	311,475
1,000,000	5.000%, 06/01/31 BAMAC Insured	A1/AA/NR	1,227,060
1,000,000	5.000%, 06/01/36 BAMAC Insured	A1/AA/NR	1,208,170
1,115,000	5.000%, 06/01/22 NPFG/FGIC Insured	A1/AA-/NR	1,156,723

	Arizona Board of Regents - University of Arizona System Speed Stimulus Plan for Economic & Educational Development
500,000	5.000%, 08/01/27	Aa3/A+/NR	620,940
1,500,000	5.000%, 08/01/34	Aa3/A+/NR	1,820,085

	Arizona Board of Regents (University of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	502,604
460,000	5.000%, 06/01/31	Aa2/AA-/NR	555,238
1,215,000	5.000%, 06/01/33	Aa2/AA-/NR	1,547,230
2,000,000	5.000%, 06/01/38	Aa2/AA-/NR	2,514,060

	Arizona State University Speed Stimulus Plan for Economic & Educational Development
625,000	5.000%, 08/01/34	A1/AA-/NR	749,644

	Cochise Co. Community College District
630,000	5.000%, 07/01/31 BAMAC Insured	A2/AA/NR	769,098

	McAllister Academic Village (Arizona State University Hassayampa)
500,000	5.000%, 07/01/38†††	A1/AA-/NR	614,295

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,701,285

	Phoenix Industrial Development Authority (Eastern Kentucky University Project)
500,000	5.000%, 10/01/36	A2/A-/NR	600,250

	Phoenix Industrial Development Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A/NR	2,379,780

	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	A1/AA/NR	1,153,750

	Yuma/ La Paz Counties Community College District (Arizona Western College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,135,870

	Total Higher Education		25,526,208

	Hospital (11.8%)

	Arizona Health Facilities Authority (Banner Health)
300,000	5.125%, 01/01/29	NR/AA-/AA-	319,545
3,100,000	5.375%, 01/01/32	NR/AA-/AA-	3,313,869
1,750,000	5.000%, 01/01/43	NR/AA-/AA-	1,995,123
3,500,000	5.000%, 01/01/44	NR/AA-/AA-	4,120,130

	Arizona Health Facilities Authority (Catholic Healthcare West)
1,500,000	5.000%, 07/01/28	A3/A/A	1,668,570
2,000,000	5.250%, 03/01/39	A3/A/A	2,275,920

	Arizona Health Facilities Authority (Phoenix Children's Hospital)
2,950,000	5.000%, 02/01/34	NR/BBB+/NR	3,336,067

	Arizona Health Facilities Authority (Scottsdale Lincoln Hospitals)
3,000,000	5.000%, 12/01/34	A2/NR/A	3,587,760
3,500,000	5.000%, 12/01/42	A2/NR/A	4,159,365

	Arizona Health Facilities Authority (Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	A2/NR/NR	1,733,190

	Maricopa Co. Industrial Development Authority (Catholic Healthcare West - St. Joseph's Hospital)
3,000,000	5.250%, 07/01/32	A3/A/A	3,129,960

	Scottsdale Industrial Development Authority (Scottsdale Healthcare System)
1,000,000	5.000%, 09/01/18	A2/NR/A	1,082,580
750,000	5.000%, 09/01/35 AGMC Insured	A2/AA/A	849,458

	Yavapai Co. Industrial Development Authority (Northern Arizona Healthcare System)
500,000	5.250%, 10/01/25	NR/AA/NR	599,650
500,000	5.250%, 10/01/26	NR/AA/NR	598,810

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	Baa1/NR/BBB+	1,152,660
1,250,000	5.625%, 08/01/37	Baa1/NR/BBB+	1,331,675

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A-/NR	1,948,528
200,000	5.000%, 08/01/32	NR/A-/NR	233,308

	Total Hospital		37,436,168

	Lease (4.1%)

	Arizona Board of Regents -Northern Arizona University COP
600,000	5.000%, 09/01/27	A2/A/NR	713,262
500,000	5.000%, 09/01/28	A2/A/NR	594,065
1,000,000	5.000%, 09/01/29	A2/A/NR	1,187,490

	Arizona State Lottery Bonds
3,000,000	5.000%, 07/01/28 AGMC Insured	A1/AA/NR	3,369,480

	Cave Creek COP
275,000	5.750%, 07/01/19	NR/AA/NR	282,178

	Mohave Co. Industrial Development Authority Correctional Facilities
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,041,320

	Nogales, Arizona Municipal Development Authority
500,000	4.000%, 06/01/36	NR/AA/NR	556,145

	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,480,643

	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA/NR	605,690

	State of Arizona COP Department Administration
1,500,000	5.250%, 10/01/26 AGMC Insured	Aa3/AA/NR	1,686,120
670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA/NR	752,678

	State of Arizona COP
500,000	5.000%, 09/01/27	Aa3/AA-/NR	627,730

	Total Lease		12,896,801

	Mortgage (2.0%)

	Festival Ranch Community Facilities District
1,000,000	4.000%, 07/15/36 BAMAC Insured†††	NR/AA/NR	1,116,110

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	564,305
500,000	4.000%, 07/15/32	A1/A-/NR	563,305

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB-/NR	821,284

	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27 144A	NR/NR/NR*	533,699
930,000	6.050%, 07/15/32 144A	NR/NR/NR*	935,654

	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	655,531

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	563,645

	Vistancia Community Facilities District
540,000	5.000%, 07/15/26	A1/NR/A-	626,627

	Total Mortgage		6,380,160

	Pollution Control (2.6%)

	Apache Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
2,700,000	4.500%, 03/01/30	A3/BBB+/NR	3,004,020

	Coconino Co. Pollution Control, Tucson Electric Power Co.
2,000,000	5.125%, 10/01/32	A3/BBB+/NR	2,208,080

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	Aa3/A/NR	1,135,440

	Phoenix Industrial Development Authority Solid Waste Disposal (Vieste Project)
400,000	4.500%, 04/01/33 AMT***	NR/NR/NR*	132,000

	Pima Co. Industrial Development Authority, Pollution Control, Tucson Electric Power Co.
1,500,000	4.950%, 10/01/20	A3/BBB+/NR	1,690,530

	Total Pollution Control		8,170,070

	Transportation (3.2%)

	Arizona State Transportation Board Excise Tax Revenue (Maricopa Co. Regional Area Road Fund)
500,000	5.000%, 07/01/25	Aa1/AA+/NR	642,085

	Arizona Transportation Board Revenue
1,900,000	5.250%, 07/01/24	Aa2/AA/AA	2,213,956
550,000	5.250%, 07/01/32	Aa2/AA+/NR	652,801
4,800,000	5.000%, 07/01/33	Aa1/AAA/NR	5,961,984

	Pima Co. Regional Transportation Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA	615,815

	Total Transportation		10,086,641

	Utility (9.5%)

	Arizona Power Authority (Hoover Dam Project)
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	3,539,480
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,290,370

	Central Arizona Water Conservation District Water Delivery (Central Arizona Project)
750,000	5.000%, 01/01/33	Aa2/AA+/AA	944,273
750,000	5.000%, 01/01/34	Aa2/AA+/AA	940,590

	Greater Arizona Development Authority Revenue
1,090,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	1,093,314
700,000	5.000%, 08/01/24	NR/A/NR	756,448
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	602,145
1,200,000	5.500%, 08/01/29	A1/A/NR	1,202,292
1,200,000	5.000%, 08/01/29	A1/A/NR	1,331,244

	Mesa Utility System
250,000	4.000%, 07/01/32	Aa2/AA-/NR	290,390
2,100,000	5.000%, 07/01/35	Aa2/AA-/NR	2,428,860

	Pinal Co. Electrical District No. 3, Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A/NR	290,178

	Salt River Project Agricultural Improvement and Power Revenue
1,500,000	5.000%, 12/01/28	Aa1/AA/NR	1,792,965
4,000,000	5.000%, 12/01/31	Aa1/AA/NR	4,843,320
1,975,000	5.000%, 01/01/33	Aa1/AA/NR	2,098,813
1,105,000	5.000%, 12/01/36	Aa1/AA/NR	1,380,222
1,000,000	5.000%, 12/01/45	Aa1/AA/NR	1,238,930

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	Baa1/BBB+/NR	3,819,840

	Total Utility		29,883,674

	Water/Sewer (5.4%)

	Cottonwood Water Revenue System
260,000	5.000%, 07/01/30 Syncora Guarantee, Inc. Insured	NR/A/NR	260,000

	Gilbert Water Resource Municipal Property Corp.
820,000	4.000%, 07/01/35	NR/AAA/AA+	943,746

	Glendale Water & Sewer Revenue
2,000,000	5.000%, 07/01/28	A1/AA/NR	2,485,680
500,000	5.000%, 07/01/28	A1/AA/NR	596,675

	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/A+/NR	2,019,500
635,000	5.250%, 07/01/31 AGMC Insured	A2/AA/NR	743,655
500,000	5.000%, 07/01/35 AGMC Insured	A2/AA/NR	620,845
775,000	5.000%, 07/01/45 AGMC Insured	A2/AA/NR	953,754

	Lake Havasu City Wastewater System Revenue
1,075,000	5.000%, 07/01/33 AGMC Insured	Aa3/AA/NR	1,337,042
1,000,000	5.000%, 07/01/43 AGMC Insured	A2/AA/NR	1,218,060

	Phoenix Civic Improvement Corp. Wastewater Revenue
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,964,475
500,000	5.000%, 07/01/37 NPFG Insured	Aa2/AA+/NR	519,830

	Tucson Water Revenue System
1,000,000	5.000%, 07/01/32	Aa2/AA/AA	1,254,040

	Yuma Municipal Property Corp. Utility System
1,700,000	5.000%, 07/01/28	A1/A+/AA-	2,123,895

	Total Water/Sewer		17,041,197

	Total Revenue Bonds		195,513,369

	Pre-Refunded\ Escrowed to Maturity Bonds (16.3%)††

	Pre-Refunded General Obligation Bonds (3.4%)

	City (0.3%)

	Tempe, Arizona
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,039,100

	School District (3.1%)

	Coconino & Yavapai Counties Joint Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,136,320

	Gila Co. Unified School District No. 10 (Payson)
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	418,380
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,100,270

	Maricopa Co. Unified School District No. 89 (Dysart)
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured	NR/A+/NR	1,300,000
1,500,000	6.000%, 07/01/28	NR/A+/NR	1,656,210

	Maricopa Co. Unified School District No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR/NR	542,745

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,176,980

	Pinal Co. High School District No. 82 (Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	694,054

	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG/FGIC Insured	A3/AA-/NR	1,565,250

	Total School District		9,590,209

	Total Pre-Refunded General Obligation Bonds		10,629,309

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds(12.9%)

	Excise Tax (2.2%)

	Rio Nuevo Facilities District (Tucson)
1,500,000	6.500%, 07/15/24 AGC Insured	A2/AA/NR	1,675,920

	Scottsdale Municipal Property Corp.
3,000,000	4.500%, 07/01/20 AMBAC Insured††††	Aa1/AAA/AAA	3,115,770

	Scottsdale Municipal Property Corp. Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,173,060

	Total Excise Tax		6,964,750

	Higher Education (0.6%)

	Cochise Co. Community College District
1,825,000	5.125%, 07/01/28 AGC Insured	A2/NR/NR	1,983,629

	Hospital (1.9%)

	Maricopa Co. Hospital Revenue (Sun Health)
1,500,000	5.000%, 04/01/25	NR/NR/NR*	1,805,010
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,700,046

	University Medical Center Hospital Revenue
910,000	6.500%, 07/01/39	NR/NR/NR*	1,061,278
500,000	6.000%, 07/01/39	NR/NR/NR*	616,365

	Total Hospital		6,182,699

	Lease (2.2%)

	Arizona School Facilities Board COP
1,000,000	5.125%, 09/01/21 AGC Insured	Aa3/AA/NR	1,095,050
3,000,000	5.500%, 09/01/23	Aa3/AA-/NR	3,309,150

	State of Arizona COP
2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AA/NR	2,141,740

	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A+/NR	295,000

	Total Lease		6,840,940

	Mortgage (1.4%)

	Maricopa Co. Industrial Development Authority Multi-Family Mortgage Revenue (National Health Project)
580,000	5.500%, 01/01/18 AGMC Insured ETM	A2/AA/NR	598,978

	Maricopa Co. Industrial Development Authority Single Family Mortgage Revenue
3,715,000	zero coupon, 12/31/16 ETM	Aaa/AA+/NR	3,703,298

	Total Mortgage		4,302,276

	Transportation (1.4%)

	Arizona Transportation Board Revenue
2,550,000	5.000%, 07/01/28	Aa1/AAA/NR	2,770,652
1,500,000	5.000%, 07/01/33	Aa1/AAA/NR	1,629,795

	Total Transportation		4,400,447

	Utility (1.2%)

	Arizona Water Infrastructure Finance Authority
3,500,000	5.000%, 10/01/28	Aaa/AAA/NR	3,831,660

	Water/Sewer (2.0%)

	Gilbert Water Resource Municipal Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	A3/AA+/AA	2,108,700

	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	A1/AA/NR	1,772,121

	Pima Co. Sewer Revenue System
2,000,000	5.000%, 07/01/26	NR/AA/AA-	2,384,940

	Total Water/Sewer		6,265,761

	Total Pre-Refunded\ Escrowed to Maturity Revenue Bonds		40,772,162

	Total Pre-Refunded\ Escrowed to Maturity Bonds		51,401,471

	Total Municipal Bonds (cost $288,116,912)		313,237,397

Shares	Short-Term Investment (1.1%)

3,496,975	Dreyfus Tax Exempt Cash Management, Institutional Shares, 0.21%** (cost $3,496,975)	NR/Aaam/NR	3,496,975

	Total Investments (cost $291,613,887-note b)	100.3%	316,734,372
	Other assets less liabilities	(0.3)	(1,067,819)
	Net Assets	100.0%	$315,666,553

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P or Fitch	7.5%
	Pre-refunded bonds\ ETM bonds††	16.4
	Aa of Moody's or AA of S&P or Fitch	50.9
	A of Moody's or S&P or Fitch	19.8
	Baa of Moody's or BBB of S&P or Fitch	4.5
	D of S&P	0.1
	Not Rated*	0.8
		100.0%

	PORTFOLIO ABBREVIATIONS
	ACA - American Capital Assurance Financial Guaranty Corp.
	AGC - Assured Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	AMT - Alternative Minimum Tax
	BAMAC - Build America Mutual Assurance Co.
	BHAC - Berkshire Hathaway Assurance Corp.
	COP- Certificates of Participation
	ETM - Escrowed to Maturity
	FGIC - Financial Guaranty Insurance Co.
	MAC - Municipal Assurance Corp.
	NPFG - National Public Finance Guarantee
	NR - Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	** The rate is an annualized seven-day yield at period end.

*** Illiquid security: This security represents 0.04% of net assets. Security is in default and is non-income producing.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.  Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date.  Escrowed to Maturity are shown as ETM.  All other securities in the category are pre-refunded.

††† Security purchased on a delayed delivery or when-issued basis.

†††† Security pledged as collateral for the Fund's delayed delivery or when-issued commitments.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
June 30, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $291,198,658 amounted to $25,535,714, which consisted of aggregate gross unrealized appreciation of $25,818,126 and aggregate gross unrealized depreciation of $282,412.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2016:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$3,496,975
Level 2 – Other Significant Observable Inputs - Municipal Bonds	313,237,397
Level 3 – Significant Unobservable Inputs	-
Total	$316,734,372
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's principal financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Trust's principal chief financial and executive officers are aware of no change in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA MUNICIPAL TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
August 26, 2016

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 26, 2016